UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Annual Report
December 31, 2023
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
Financial Company Commercial Paper	21.2%
Other Notes	18.2
Certificates Of Deposit	18.0
Government Agency Repurchase Agreements	10.7
Asset Backed Commercial Paper	10.4
Treasury Repurchase Agreements	8.8
Other Repurchase Agreements	7.4
Treasury Debt	4.3
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2023

% of Net Assets
Overnight (1 Day)	0.7%
2 to 30 Days	51.6
31 to 60 Days	10.6
61 to 90 Days	9.9
Over 90 Days	26.2
Total	99.0%
Average days to maturity	42
Weighted average life	62
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—10.4%
Alinghi Funding Co. LLC(a)	5.600%	01/04/2024	01/04/2024	$ 50,000,000	$ 49,955,274
Alinghi Funding Co. LLC(a)	5.600%	01/09/2024	01/09/2024	50,000,000	49,917,882
Anglesea Funding LLC(a)	5.340%	01/03/2024	01/03/2024	115,000,000	114,914,800
Anglesea Funding LLC(a)	5.410%	02/01/2024	02/01/2024	80,000,000	79,593,763
Anglesea Funding LLC(a)	5.480%	01/02/2024	01/02/2024	175,000,000	174,896,333
Anglesea Funding LLC(a),(b)	5.540%	01/01/2024	02/01/2024	60,000,000	60,000,000
Antalis SA(a)	5.400%	01/12/2024	01/12/2024	50,000,000	49,895,997
Barclays Bank PLC(a)	5.600%	05/24/2024	05/24/2024	100,000,000	97,824,359
Barclays Bank PLC	5.705%	04/02/2024	04/02/2024	43,250,000	42,628,095
Britannia Funding Co. LLC(a)	5.480%	04/29/2024	04/29/2024	50,000,000	49,081,261
Britannia Funding Co. LLC(a)	5.550%	01/02/2024	01/02/2024	104,300,000	104,238,099
Concord Minutemen Capital Co. LLC(a)	5.350%	01/04/2024	01/04/2024	67,506,000	67,445,727
Concord Minutemen Capital Co. LLC(a)	5.770%	05/30/2024	05/30/2024	60,000,000	60,017,587
Gotham Funding Corp.(a)	5.650%	02/14/2024	02/14/2024	66,000,000	65,533,523
Great Bear Funding LLC(a)	5.340%	01/03/2024	01/03/2024	77,000,000	76,942,876
Great Bear Funding LLC(a)	5.340%	01/04/2024	01/04/2024	110,000,000	109,901,995
Mountcliff Funding LLC(a)	5.670%	01/02/2024	01/02/2024	75,000,000	74,955,571
Mountcliff Funding LLC, SOFR + 0.46(a),(b)	5.850%	01/01/2024	01/02/2024	50,000,000	50,000,000
Ridgefield Funding Co. LLC(a)	5.550%	05/28/2024	05/28/2024	100,000,000	97,760,069
TOTAL ASSET BACKED COMMERCIAL PAPER					1,475,503,211
CERTIFICATES OF DEPOSIT—18.0%
Bank of America NA	5.750%	05/06/2024	05/06/2024	100,000,000	100,075,037
Bank of Montreal	5.500%	12/05/2024	12/05/2024	26,500,000	26,567,214
Bank of Montreal, SOFR + 0.39%(b)	5.790%	01/01/2024	06/10/2024	100,000,000	100,044,621
Bank of Montreal, SOFR + 0.47(b)	5.870%	01/01/2024	12/18/2024	60,000,000	60,000,245
Barclays Bank PLC	5.550%	06/18/2024	06/18/2024	70,000,000	70,022,947
BNP Paribas SA, SOFR + 0.39%(b)	5.790%	01/01/2024	03/11/2024	44,750,000	44,773,790
Canada Imperial Bank of Commerce	5.430%	01/22/2024	01/22/2024	50,000,000	50,000,937
Canada Imperial Bank of Commerce	5.500%	12/06/2024	12/06/2024	50,000,000	50,144,661
Canada Imperial Bank of Commerce	5.800%	02/26/2024	02/26/2024	50,000,000	50,013,092
Canada Imperial Bank of Commerce	5.800%	11/12/2024	11/12/2024	75,000,000	75,362,059
Citibank NA	5.780%	03/11/2024	03/11/2024	40,000,000	40,011,104
Citibank NA	5.800%	02/15/2024	02/15/2024	41,500,000	41,512,137
Citibank NA	5.810%	02/28/2024	02/28/2024	67,750,000	67,766,265
Credit Agricole Corporate & Investment Bank	5.480%	06/20/2024	06/20/2024	42,500,000	42,524,162
Credit Agricole Corporate & Investment Bank	5.680%	02/02/2024	02/02/2024	75,000,000	75,019,835
Credit Agricole Corporate & Investment Bank	5.810%	04/16/2024	04/16/2024	97,000,000	97,094,010
Lloyds Bank Corporate Markets PLC, SOFR + 0.41%(b)	5.800%	01/01/2024	05/17/2024	33,250,000	33,276,849
Lloyds Bank Corporate Markets PLC, SOFR + 0.53%(b)	5.920%	01/01/2024	01/12/2024	40,000,000	40,005,700
Mitsubishi UFJ Trust & Banking Corp., SOFR + 0.30%(b)	5.700%	01/01/2024	06/17/2024	52,500,000	52,501,794
Mizuho Bank Ltd.	5.740%	02/05/2024	02/05/2024	50,000,000	50,016,549
Mizuho Bank Ltd., SOFR + 0.40(b)	5.790%	01/01/2024	03/07/2024	100,000,000	100,048,548
Mizuho Bank Ltd., SOFR + 0.41(b)	5.800%	01/01/2024	04/11/2024	50,000,000	50,030,098
Mizuho Bank Ltd., SOFR + 0.41%(b)	5.800%	01/01/2024	04/26/2024	50,000,000	50,029,693
MUFG Bank Ltd.	5.500%	03/28/2024	03/28/2024	50,000,000	49,999,897
MUFG Bank Ltd.	5.650%	01/04/2024	01/04/2024	100,000,000	100,003,514
MUFG Bank Ltd., SOFR + 0.39(b)	5.780%	01/01/2024	02/21/2024	42,500,000	42,513,993
MUFG Bank Ltd., SOFR + 0.39%(b)	5.780%	01/01/2024	03/01/2024	75,000,000	75,026,028
MUFG Bank Ltd., SOFR + 0.39%(b)	5.780%	01/01/2024	03/12/2024	100,000,000	100,039,687
MUFG Bank Ltd., SOFR + 0.41(b)	5.800%	01/01/2024	02/06/2024	41,250,000	41,261,994
Norinchukin Bank	5.460%	03/19/2024	03/19/2024	50,000,000	50,001,863
Norinchukin Bank	5.720%	02/12/2024	02/12/2024	54,250,000	54,268,637
Norinchukin Bank	5.730%	03/06/2024	03/06/2024	100,000,000	100,050,671
Norinchukin Bank	5.740%	02/20/2024	02/20/2024	75,000,000	75,031,748
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Oversea-Chinese Banking Corp. Ltd.	5.650%	01/22/2024	01/22/2024	$ 60,500,000	$ 60,506,754
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.24%(b)	5.640%	01/01/2024	07/02/2024	100,000,000	100,000,000
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.35%(b)	5.740%	01/01/2024	03/05/2024	40,000,000	40,014,264
Sumitomo Mitsui Banking Corp., SOFR + 0.41(b)	5.810%	01/01/2024	02/12/2024	57,750,000	57,768,792
Sumitomo Mitsui Banking Corp., SOFR + 0.46(b)	5.860%	01/01/2024	01/08/2024	125,000,000	125,011,586
Wells Fargo Bank NA, SOFR + 0.60(b)	5.990%	01/01/2024	11/07/2024	75,000,000	75,105,006
Westpac Banking Corp.	5.850%	07/09/2024	07/09/2024	50,000,000	50,107,076
TOTAL CERTIFICATES OF DEPOSIT					2,563,552,857
FINANCIAL COMPANY COMMERCIAL PAPER—21.2%
Australia & New Zealand Banking Group Ltd.(a)	5.580%	02/02/2024	02/02/2024	100,000,000	99,480,995
Australia & New Zealand Banking Group Ltd.(a)	5.620%	04/12/2024	04/12/2024	50,000,000	49,230,438
Australia & New Zealand Banking Group Ltd.(a)	5.640%	04/18/2024	04/18/2024	54,250,000	53,362,227
Bank of Montreal	5.530%	01/12/2024	01/12/2024	30,750,000	30,686,474
Bank of Montreal	5.560%	02/26/2024	02/26/2024	50,000,000	49,562,417
BPCE SA(a)	5.320%	07/15/2024	07/15/2024	50,000,000	48,552,183
BPCE SA(a)	5.560%	08/06/2024	08/06/2024	100,000,000	96,806,755
BPCE SA(a)	5.640%	05/13/2024	05/13/2024	75,000,000	73,481,900
Chesham Finance Ltd./Chesham Finance LLC(b)	5.520%	01/01/2024	02/05/2024	80,000,000	80,000,000
Credit Agricole Corporate & Investment Bank	5.550%	01/22/2024	01/22/2024	92,000,000	91,673,830
Credit Industriel et Commercial, SOFR + 0.45(a),(b)	5.850%	01/01/2024	01/08/2024	85,000,000	85,008,442
DBS Bank Ltd.(a)	5.620%	01/24/2024	01/24/2024	100,000,000	99,613,419
DNB Bank ASA(a)	5.080%	02/13/2024	02/13/2024	44,500,000	44,199,781
DNB Bank ASA(a)	5.480%	11/07/2024	11/07/2024	100,000,000	95,690,699
DNB Bank ASA(a)	5.645%	05/17/2024	05/17/2024	72,250,000	70,776,769
DNB Bank ASA(a)	5.650%	07/01/2024	07/01/2024	100,000,000	97,347,220
HSBC Bank PLC, SOFR + 0.34(a),(b)	5.730%	01/01/2024	05/28/2024	50,000,000	50,009,921
HSBC Bank PLC, SOFR + 0.42(a),(b)	5.810%	01/01/2024	02/02/2024	29,750,000	29,758,316
HSBC Bank PLC, SOFR + 0.53(a),(b)	5.920%	01/01/2024	11/26/2024	50,000,000	50,030,103
HSBC Bank PLC, SOFR + 0.53%(a),(b)	5.920%	01/01/2024	11/27/2024	50,000,000	50,029,840
ING U.S. Funding LLC(a)	5.480%	05/31/2024	05/31/2024	50,000,000	48,872,649
ING U.S. Funding LLC(a)	5.560%	06/07/2024	06/07/2024	100,000,000	97,647,715
Macquarie Bank Ltd.(a)	5.570%	01/19/2024	01/19/2024	50,000,000	49,842,909
Macquarie Bank Ltd.(a)	5.650%	03/20/2024	03/20/2024	150,000,000	148,114,455
Macquarie Bank Ltd., SOFR + 0.30(a),(b)	5.690%	01/01/2024	02/26/2024	43,000,000	43,011,873
Macquarie Bank Ltd., SOFR + 0.33%(a),(b)	5.720%	01/01/2024	03/20/2024	50,000,000	50,018,387
Macquarie Bank Ltd., SOFR + 0.35(a),(b)	5.740%	01/01/2024	03/26/2024	23,750,000	23,760,015
Macquarie Bank Ltd., SOFR + 0.35(a),(b)	5.740%	01/01/2024	04/02/2024	75,000,000	75,031,070
Macquarie Bank Ltd., SOFR + 0.37%(a),(b)	5.760%	01/01/2024	03/01/2024	40,000,000	40,000,000
National Australia Bank Ltd.(a)	5.420%	03/07/2024	03/07/2024	64,500,000	63,830,324
National Australia Bank Ltd.(a)	5.480%	08/26/2024	08/26/2024	65,000,000	62,792,932
National Australia Bank Ltd.(a)	5.635%	05/03/2024	05/03/2024	75,000,000	73,589,850
National Australia Bank Ltd., SOFR + 0.38(a),(b)	5.780%	01/01/2024	05/03/2024	58,500,000	58,536,563
National Australia Bank Ltd., SOFR + 0.45(a),(b)	5.850%	01/01/2024	02/27/2024	68,000,000	68,034,095
National Bank of Canada(a)	5.480%	08/16/2024	08/16/2024	50,000,000	48,350,660
Nordea Bank Abp, SOFR + 0.37(a),(b)	5.770%	01/01/2024	03/08/2024	50,000,000	50,022,853
Societe Generale SA(a)	5.680%	01/31/2024	01/31/2024	59,250,000	58,958,092
Standard Chartered Bank(a)	5.685%	04/01/2024	04/01/2024	90,000,000	88,731,768
Svenska Handelsbanken AB(a)	5.580%	05/07/2024	05/07/2024	100,000,000	98,110,907
Svenska Handelsbanken AB(a)	5.600%	08/12/2024	08/12/2024	75,000,000	72,576,318
Svenska Handelsbanken AB(a)	5.610%	03/01/2024	03/01/2024	100,000,000	99,078,853
Svenska Handelsbanken AB(b)	5.790%	01/01/2024	12/18/2024	50,000,000	49,997,708
Swedbank AB	5.660%	06/21/2024	06/21/2024	50,000,000	48,737,610
Swedbank AB, SOFR + 0.39%(b)	5.780%	01/01/2024	03/08/2024	50,000,000	50,024,806
UBS AG(a)	5.670%	04/15/2024	04/15/2024	52,500,000	51,644,113
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Westpac Banking Corp., SOFR + 0.55%(a),(b)	5.950%	01/01/2024	11/01/2024	$ 50,000,000	$ 50,075,513
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,014,693,767
OTHER NOTES—18.2%
ABN AMRO Bank NV	5.310%	01/02/2024	01/02/2024	50,000,000	50,000,000
ABN AMRO Bank NV	5.330%	01/05/2024	01/03/2024	100,000,000	100,000,000
ABN AMRO Bank NV	5.330%	01/05/2024	01/05/2024	45,000,000	45,000,000
Abu Dhabi International Bank	5.320%	01/02/2024	01/02/2024	350,000,000	350,000,000
Australia & New Zealand Banking Group Ltd.	5.320%	01/02/2024	01/02/2024	400,000,000	400,000,000
Bank of America NA	5.440%	02/07/2024	02/07/2024	18,750,000	18,741,958
Bank of Montreal	5.340%	01/04/2024	01/04/2024	50,000,000	50,000,000
Canada Imperial Bank of Commerce	5.310%	01/02/2024	01/02/2024	200,000,000	200,000,000
Citibank NA	5.310%	01/02/2024	01/02/2024	200,000,000	200,000,000
Credit Agricole Corporate & Investment Bank	5.310%	01/02/2024	01/02/2024	70,000,000	70,000,000
KBC Bank NV	5.310%	01/02/2024	01/02/2024	260,000,000	260,000,000
Mizuho Bank Ltd.	5.320%	01/02/2024	01/02/2024	200,000,000	200,000,000
Royal Bank of Canada	5.320%	01/02/2024	01/02/2024	275,000,000	275,000,000
Royal Bank of Canada	5.320%	01/03/2024	01/03/2024	90,000,000	90,000,000
Royal Bank of Canada	5.320%	01/04/2024	01/04/2024	85,000,000	85,000,000
Royal Bank of Canada	5.320%	01/05/2024	01/05/2024	150,000,000	150,000,000
Toyota Motor Credit Corp., SOFR + 0.62(b)	6.010%	01/01/2024	06/13/2024	50,000,000	50,044,958
TOTAL OTHER NOTES					2,593,786,916
TREASURY DEBT—4.3%
U.S. Treasury Bills	5.100%	06/27/2024	06/27/2024	50,000,000	48,760,181
U.S. Treasury Bills	5.162%	06/13/2024	06/13/2024	100,000,000	97,712,963
U.S. Treasury Bills	5.203%	05/23/2024	05/23/2024	75,000,000	73,491,299
U.S. Treasury Bills	5.240%	05/30/2024	05/30/2024	125,000,000	122,388,231
U.S. Treasury Bills	5.260%	03/21/2024	03/21/2024	100,000,000	98,860,699
U.S. Treasury Bills	5.290%	02/22/2024	02/22/2024	75,000,000	74,442,467
U.S. Treasury Bills	5.318%	05/02/2024	05/02/2024	100,000,000	98,266,591
TOTAL TREASURY DEBT					613,922,431
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—10.7%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/22/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.295% – 5.992% due 06/25/2040 – 06/25/2057, valued at $41,219,713); expected proceeds $40,554,400(c)	5.670%	01/01/2024	03/19/2024	40,000,000	40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/22/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.000% due 07/25/2056 – 08/26/2058, valued at $45,114,282); expected proceeds $44,635,400(c)	5.770%	01/01/2024	04/19/2024	43,800,000	43,800,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 6.453% due 11/25/2024 – 08/15/2056, Federal National Mortgage Associations, 0.000% – 6.172% due 01/25/2031 – 06/25/2060, and Government National Mortgage Associations, 0.000% – 6.000% due 03/20/2035 – 01/16/2063, valued at $772,499,537); expected proceeds $750,447,500	5.370%	01/02/2024	01/02/2024	750,000,000	750,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 5.000% – 5.500% due 08/01/2053 – 09/01/2053, and Federal National Mortgage Associations, 2.000% – 7.500% due 12/01/2030 – 12/01/2054, valued at $703,800,001); expected proceeds $690,409,400	5.340%	01/02/2024	01/02/2024	$ 690,000,000	$ 690,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,523,800,000
TREASURY REPURCHASE AGREEMENTS—8.8%
Agreement with Bank of Montreal and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 08/08/2024, U.S. Treasury Bonds, 1.875% – 2.500% due 05/15/2046 – 02/15/2051, a U.S. Treasury Inflation Index Bond, 0.125% due 02/15/2052, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 04/15/2025 – 01/15/2033, and U.S. Treasury Notes, 0.375% – 4.125% due 03/31/2025 – 11/15/2031, valued at $204,000,077); expected proceeds $200,111,111	5.000%	01/02/2024	01/02/2024	200,000,000	200,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by U.S Treasury Notes, 1.875% – 4.500% due 08/31/2027 – 11/15/2033, valued at $714,000,019); expected proceeds $700,414,556	5.330%	01/02/2024	01/02/2024	700,000,000	700,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Note, 1.125% due 02/15/2031, valued at $350,206,152); expected proceeds $350,206,111	5.300%	01/02/2024	01/02/2024	350,000,000	350,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					1,250,000,000
OTHER REPURCHASE AGREEMENTS—7.4%
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 12/26/2023 (collateralized by various Coporate Bonds, 0.000% – 11.021% due 10/15/2026 – 10/15/2069, valued at $66,700,000); expected proceeds $58,393,820(c)	5.820%	01/01/2024	02/06/2024	58,000,000	58,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various Corporate Bonds, 1.100% – 6.400% due 04/01/2024 – 04/01/2053, valued at $39,900,261); expected proceeds $38,022,673	5.370%	01/02/2024	01/02/2024	38,000,000	38,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri–Party), dated 08/24/2023 (collateralized by various Common Stocks, and various Corporate Bonds, 0.584% – 9.750% due 02/09/2024 – 03/02/2063, valued at $109,790,427); expected proceeds $101,975,278	5.470%	01/01/2024	01/01/2024	100,000,000	100,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 12/15/2023 (collateralized by various Corporate Bonds, 2.800% – 13.000% due 03/27/2024 – 03/26/2079, valued at $129,950,007); expected proceeds $114,601,775(c)	5.670%	01/01/2024	03/14/2024	113,000,000	113,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (Coteralized by various Corporate Bonds, 0.000% – 12.250% due 09/15/2024 – 12/31/2099, valued at $143,750,031); expected proceeds $126,185,417(c)	5.690%	01/01/2024	02/27/2024	$ 125,000,000	$ 125,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/15/2023 (collateralized by various Corporate Bonds, 1.140% – 10.589% due 04/30/2025 – 06/01/2050, valued at $34,870,376); expected proceeds $32,444,800(c)	5.560%	01/01/2024	03/14/2024	32,000,000	32,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by various Common Stocks, valued at $17,280,000); expected proceeds $16,009,724	5.470%	01/02/2024	01/02/2024	16,000,000	16,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by various Corporate Bonds, 0.750% – 8.666% due 07/16/2025 – 12/31/2079, valued at $115,879,949); expected proceeds $110,066,978	5.480%	01/02/2024	01/02/2024	110,000,000	110,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/22/2023 (collateralized by U.S. Treasury Bonds, 1.375% – 4.750% due 02/15/2040 – 05/15/2041, and a Common Stock, valued at $29,791,063); expected proceeds $29,756,933(c)	5.770%	01/01/2024	04/19/2024	29,200,000	29,200,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/22/2023 (collateralized by various Common Stocks, valued at $108,000,004); expected proceeds $101,861,028(c)	5.630%	01/01/2024	04/19/2024	100,000,000	100,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/28/2023 (collateralized by various Common Stocks, valued at $56,251,651); expected proceeds $52,039,506	5.470%	01/02/2024	01/02/2024	52,000,000	52,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by various Corporate Bonds, 0.000% – 8.625% due 01/09/2024 – 11/28/2053, a U.S. Treasury Strip, 0.000%, 02/15/2024, valued at $55,417,278); expected proceeds $50,052,306	5.380%	01/03/2024	01/03/2024	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various Corporate Bonds, 1.375% – 8.625% due 12/15/2024 – 11/15/2053 valued at $82,698,416); expected proceeds $75,078,458	5.380%	01/05/2024	01/05/2024	75,000,000	75,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various Corporate Bonds, 3.000% – 9.625% due 06/01/2026 – 01/18/2082, valued at $182,850,748); expected proceeds $159,095,223	5.390%	01/02/2024	01/02/2024	159,000,000	159,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,057,200,000
TOTAL INVESTMENTS –99.0% (Cost $14,089,523,461)(d)					14,092,459,182
Other Assets in Excess of Liabilities —1.0%					137,434,995
NET ASSETS –100.0%					$ 14,229,894,177

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 28.4% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $541,000,000 or 3.8% of net assets as of December 31, 2023.
(d)	Also represents the cost for federal tax purposes.
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Asset Backed Commercial Paper	$—	$ 1,475,503,211	$—	$ 1,475,503,211
Certificates Of Deposit	—	2,563,552,857	—	2,563,552,857
Financial Company Commercial Paper	—	3,014,693,767	—	3,014,693,767
Other Notes	—	2,593,786,916	—	2,593,786,916
Treasury Debt	—	613,922,431	—	613,922,431
Government Agency Repurchase Agreements	—	1,523,800,000	—	1,523,800,000
Treasury Repurchase Agreements	—	1,250,000,000	—	1,250,000,000
Other Repurchase Agreements	—	1,057,200,000	—	1,057,200,000
Total Investments	$—	$14,092,459,182	$—	$14,092,459,182
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value	$10,261,459,182
Repurchase agreements, at value	3,831,000,000
Total Investments	14,092,459,182
Cash	207,275,623
Interest receivable — unaffiliated issuers	31,031,667
Prepaid expenses and other assets	3,204
TOTAL ASSETS	14,330,769,676
LIABILITIES
Payable for investments purchased	100,000,000
Advisory and administrator fee payable	606,891
Custody, sub-administration and transfer agent fees payable	211,551
Trustees’ fees and expenses payable	1,746
Professional fees payable	47,767
Printing fees payable	7,089
Accrued expenses and other liabilities	455
TOTAL LIABILITIES	100,875,499
NET ASSETS	$14,229,894,177
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$10,258,523,461
Repurchase agreements	3,831,000,000
Total cost of investments	$14,089,523,461
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	$694,707,170
EXPENSES
Advisory and administrator fee	6,587,155
Custodian, sub-administrator and transfer agent fees	1,153,834
Trustees’ fees and expenses	133,188
Professional fees and expenses	127,265
Insurance expense	5,875
Miscellaneous expenses	46,591
TOTAL EXPENSES	8,053,908
NET INVESTMENT INCOME (LOSS)	$686,653,262
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	39,222
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,635,101
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,674,323
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$689,327,585
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 686,653,262	$ 213,598,198
Net realized gain (loss)	39,222	316,326
Net change in unrealized appreciation/depreciation	2,635,101	828,132
Net increase (decrease) in net assets resulting from operations	689,327,585	214,742,656
CAPITAL TRANSACTIONS
Contributions	42,903,234,505	40,261,574,037
Withdrawals	(41,262,964,315)	(41,512,296,729)
Net increase (decrease) in net assets from capital transactions	1,640,270,190	(1,250,722,692)
Net increase (decrease) in net assets during the period	2,329,597,775	(1,035,980,036)
Net assets at beginning of period	11,900,296,402	12,936,276,438
NET ASSETS AT END OF PERIOD	$ 14,229,894,177	$ 11,900,296,402
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	5.19%	1.80%	0.10%	0.77%	2.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,229,894	$11,900,296	$12,936,276	$16,127,554	$21,626,159
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	5.20%	1.69%	0.11%	0.72%	2.29%
(a)	Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of five (5) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•   Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
12

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the Portfolio had invested in repurchase agreements with the gross values of $3,831,000,000 and associated collateral equal to $4,003,969,992.
13

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Due to Custodian
In certain circumstances, the Portfolio may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Portfolio.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
14

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$14,089,523,461	$3,881,339	$945,618	$2,935,721
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
16

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.06%	$1,026.70	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
17

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
18

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

19

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 4/19 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: Since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: Since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

21

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTMMAR1

Annual Report
December 31, 2023
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2023

% of Net Assets
Treasury Debt	33.4%
Government Agency Repurchase Agreements	25.3
Treasury Repurchase Agreements	23.7
Government Agency Debt	10.9
Other Assets in Excess of Liabilities	6.7
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2023

% of Net Assets
2 to 30 Days	52.6%
31 to 60 Days	4.4
61 to 90 Days	4.4
Over 90 Days	32.1
Total	93.5%
Average days to maturity	46
Weighted average life	76
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—10.9%
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (a)	5.440%	12/30/2023	02/05/2024	$ 78,625,000	$ 78,622,340
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.445%	12/30/2023	03/08/2024	117,600,000	117,599,512
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.445%	12/30/2023	05/24/2024	178,700,000	178,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.445%	12/30/2023	06/03/2024	124,800,000	124,800,000
Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate - 3.05% (a)	5.450%	12/30/2023	02/27/2025	225,000,000	225,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.450%	12/30/2023	02/23/2024	91,650,000	91,649,194
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	5.450%	12/30/2023	05/09/2024	135,000,000	135,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	5.460%	12/30/2023	02/06/2024	325,500,000	325,498,775
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	5.460%	12/30/2023	05/13/2024	49,920,000	49,922,262
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	5.480%	12/30/2023	08/14/2024	88,900,000	88,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	5.480%	12/30/2023	09/27/2024	390,000,000	390,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	5.485%	12/30/2023	07/03/2024	147,300,000	147,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	5.490%	12/30/2023	09/16/2024	46,900,000	46,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	5.500%	12/30/2023	10/11/2024	266,500,000	266,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	5.505%	12/30/2023	11/22/2024	89,700,000	89,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)	5.510%	12/30/2023	11/15/2024	126,600,000	126,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	5.515%	12/30/2023	12/03/2024	114,800,000	114,800,000
Federal Home Loan Bank Discount Notes	5.160%	08/01/2024	08/01/2024	542,700,000	526,209,156
Federal Home Loan Bank Discount Notes	5.195%	09/25/2024	09/25/2024	889,000,000	854,747,201
Federal Home Loan Bank Discount Notes (b)	5.230%	04/29/2024	04/29/2024	95,000,000	93,371,436
Federal Home Loan Banks	5.124%	05/10/2024	05/10/2024	320,000,000	320,000,000
Federal Home Loan Banks	5.334%	04/26/2024	04/26/2024	277,000,000	277,000,000
Federal Home Loan Banks	5.414%	06/07/2024	06/07/2024	847,900,000	847,900,000
Federal Home Loan Banks, SOFR + 0.03% (a)	5.430%	12/30/2023	01/17/2024	480,000,000	480,000,000
Federal Home Loan Banks, SOFR + 0.03% (a)	5.430%	12/30/2023	01/22/2024	338,100,000	338,100,000
Federal Home Loan Banks, SOFR + 0.04% (a)	5.435%	12/30/2023	01/26/2024	439,600,000	439,600,000
Federal Home Loan Banks, SOFR + 0.04% (a)	5.440%	12/30/2023	01/25/2024	120,000,000	120,000,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.445%	12/30/2023	02/22/2024	200,000,000	200,000,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.445%	12/30/2023	03/25/2024	163,800,000	163,800,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	03/01/2024	633,600,000	633,600,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	03/18/2024	601,900,000	601,900,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	03/20/2024	131,400,000	131,400,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	03/25/2024	421,400,000	421,400,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	04/26/2024	290,100,000	290,100,000
Federal Home Loan Banks, SOFR + 0.05% (a)	5.450%	12/30/2023	05/10/2024	131,600,000	131,600,000
Federal Home Loan Banks, SOFR + 0.07% (a)	5.470%	12/30/2023	07/05/2024	452,100,000	452,100,000
Federal Home Loan Banks, SOFR + 0.08% (a)	5.480%	12/30/2023	08/16/2024	644,200,000	644,200,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.510%	12/30/2023	11/21/2024	374,400,000	374,400,000
Federal Home Loan Banks, SOFR + 0.11% (a)	5.510%	12/30/2023	12/02/2024	375,500,000	375,500,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Banks, SOFR + 0.11% (a)	5.510%	12/30/2023	12/19/2024	$ 710,600,000	$ 710,600,000
Federal Home Loan Banks, SOFR + 0.12% (a)	5.515%	12/30/2023	11/01/2024	499,200,000	499,200,000
Federal Home Loan Banks, SOFR + 0.13% (a)	5.530%	12/30/2023	01/27/2025	499,200,000	499,200,000
Federal Home Loan Banks, SOFR + 0.19% (a)	5.590%	12/30/2023	10/30/2025	1,200,000,000	1,200,000,000
Federal Home Loan Banks, SOFR + 0.20% (a)	5.600%	12/30/2023	11/14/2025	750,000,000	750,000,000
Federal Home Loan Banks	5.645%	09/13/2024	09/13/2024	903,800,000	903,800,000
Federal National Mortgage Association	5.060%	03/28/2024	03/28/2024	231,000,000	231,000,000
Federal National Mortgage Association	5.074%	04/26/2024	04/26/2024	231,000,000	231,000,000
Federal National Mortgage Association	5.260%	05/10/2024	05/10/2024	320,000,000	320,000,000
TOTAL GOVERNMENT AGENCY DEBT					16,659,219,876
TREASURY DEBT—33.4%
U.S. Treasury Bills	4.835%	11/29/2024	11/29/2024	809,500,000	773,404,845
U.S. Treasury Bills	5.075%	08/08/2024	08/08/2024	1,164,900,000	1,128,883,379
U.S. Treasury Bills	5.100%	06/27/2024	06/27/2024	970,250,000	945,941,877
U.S. Treasury Bills	5.116%	09/05/2024	09/05/2024	597,860,000	576,871,060
U.S. Treasury Bills	5.123%	10/31/2024	10/31/2024	1,829,700,000	1,751,001,816
U.S. Treasury Bills	5.128%	06/20/2024	06/20/2024	1,599,900,000	1,561,146,354
U.S. Treasury Bills	5.130%	07/11/2024	07/11/2024	437,105,000	425,209,083
U.S. Treasury Bills	5.162%	06/13/2024	06/13/2024	2,500,950,000	2,442,246,991
U.S. Treasury Bills	5.165%	06/06/2024	06/06/2024	1,852,100,000	1,810,587,763
U.S. Treasury Bills	5.180%	10/03/2024	10/03/2024	1,441,500,000	1,384,315,736
U.S. Treasury Bills	5.203%	05/23/2024	05/23/2024	3,248,000,000	3,181,233,859
U.S. Treasury Bills	5.210%	04/30/2024	04/30/2024	2,344,183,500	2,303,787,234
U.S. Treasury Bills	5.220%	04/23/2024	04/23/2024	650,000,000	639,444,000
U.S. Treasury Bills	5.230%	04/09/2024	04/09/2024	1,000,350,000	986,092,131
U.S. Treasury Bills	5.240%	05/30/2024	05/30/2024	1,501,250,000	1,468,691,224
U.S. Treasury Bills	5.241%	04/02/2024	04/02/2024	1,955,500,000	1,929,596,598
U.S. Treasury Bills	5.253%	05/09/2024	05/09/2024	650,800,000	638,645,370
U.S. Treasury Bills	5.256%	03/19/2024	03/19/2024	693,000,000	685,209,442
U.S. Treasury Bills	5.257%	01/04/2024	01/04/2024	1,194,200,000	1,193,847,774
U.S. Treasury Bills	5.260%	03/26/2024	03/26/2024	509,000,000	502,752,873
U.S. Treasury Bills	5.268%	02/08/2024	02/08/2024	2,874,460,000	2,858,871,736
U.S. Treasury Bills	5.270%	01/11/2024	01/11/2024	1,675,200,000	1,672,970,596
U.S. Treasury Bills	5.270%	01/25/2024	01/25/2024	203,020,000	202,336,730
U.S. Treasury Bills	5.270%	05/16/2024	05/16/2024	1,200,500,000	1,176,793,400
U.S. Treasury Bills	5.273%	02/01/2024	02/01/2024	447,845,000	445,876,730
U.S. Treasury Bills	5.285%	03/12/2024	03/12/2024	957,003,500	947,168,960
U.S. Treasury Bills	5.300%	03/07/2024	03/07/2024	592,900,000	587,226,276
U.S. Treasury Bills	5.306%	03/28/2024	03/28/2024	1,289,300,000	1,272,953,007
U.S. Treasury Bills	5.315%	04/11/2024	04/11/2024	1,255,499,000	1,236,976,902
U.S. Treasury Bills	5.318%	05/02/2024	05/02/2024	1,246,000,000	1,223,722,230
U.S. Treasury Bills	5.325%	01/23/2024	01/23/2024	322,450,000	321,448,390
U.S. Treasury Bills	5.326%	01/02/2024	01/02/2024	2,231,770,000	2,231,770,000
U.S. Treasury Bills	5.330%	01/16/2024	01/16/2024	396,590,000	395,768,219
U.S. Treasury Bills	5.332%	01/09/2024	01/09/2024	1,939,535,000	1,937,536,319
U.S. Treasury Bills	5.338%	04/04/2024	04/04/2024	653,600,000	644,585,699
U.S. Treasury Bills	5.343%	01/30/2024	01/30/2024	1,306,325,000	1,300,893,679
U.S. Treasury Bills	5.351%	02/29/2024	02/29/2024	582,380,000	577,361,498
U.S. Treasury Bills	5.363%	02/13/2024	02/13/2024	750,000,000	745,307,622
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.08% (a)	5.256%	12/30/2023	04/30/2024	2,508,100,000	2,507,542,324
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.02% (a)	5.316%	12/30/2023	01/31/2024	77,600,000	77,600,594
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (a)	5.368%	12/30/2023	07/31/2024	699,000,000	698,779,364
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (a)	5.471%	12/30/2023	10/31/2024	$ 355,295,000	$ 355,207,131
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	5.501%	12/30/2023	10/31/2025	731,684,000	731,056,635
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (a)	5.531%	12/30/2023	01/31/2025	361,000,000	361,000,000
TOTAL TREASURY DEBT					50,839,663,450
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—25.3%
Agreement with Banco Santander and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 09/01/2042, Federal National Mortgage Associations, 1.500% – 7.000% due 07/01/2026 – 05/01/2058, and a Government National Mortgage Association, 5.500% due 04/20/2053 valued at $1,020,000,072); expected proceeds $1,000,591,111	5.320%	01/02/2024	01/02/2024	1,000,000,000	1,000,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 10/19/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.697% – 7.000% due 12/01/2031 – 01/25/2054, Federal National Mortgage Associations, 0.000% – 3.000% due 01/01/2031 – 10/25/2052, and Government National Mortgage Associations, 0.007% – 3.000% due 12/20/2039 – 06/20/2069, valued at $112,427,530); expected proceeds $111,301,300	5.460%	01/01/2024	01/05/2024	110,000,000	110,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 10/27/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.000% due 04/01/2029 – 10/01/2053, Federal National Mortgage Associations, 1.500% – 5.500% due 02/01/2034 – 07/01/2053, and Government National Mortgage Associations, 0.000% – 7.000% due 07/20/2040 – 04/20/2070, valued at $461,331,863); expected proceeds $458,821,057	5.460%	01/01/2024	01/05/2024	452,000,000	452,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 01/01/2028 – 06/15/2054, Federal National Mortgage Associations, 0.000% – 7.000% due 06/01/2027 – 11/25/2053, and Government National Mortgage Associations, 0.000% – 6.500% due 04/15/2029 – 11/20/2073, valued at $1,215,851,916); expected proceeds $1,173,697,283	5.350%	01/02/2024	01/02/2024	1,173,000,000	1,173,000,000
Agreement with Bank of Montreal and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by , Government National Mortgage Associations, 2.750% – 5.500%, due 05/20/2034 – 10/20/2053, valued at $66,300,000); expected proceeds $65,038,567	5.340%	01/02/2024	01/02/2024	65,000,000	65,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 7.000% due 01/01/2034 – 12/01/2053, Federal National Mortgage Associations, 1.500% – 6.000% due 11/01/2037 – 04/01/2052, and Government National Mortgage Associations, 2.500% – 6.500% due 04/20/2026 – 02/15/2052, valued at $612,000,000); expected proceeds $600,355,333	5.330%	01/02/2024	01/02/2024	$ 600,000,000	$ 600,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/13/2023 (collateralized by a Federal Farm Credit Bank, 2.900% due 12/09/2041, Federal Home Loan Mortgage Corporations, 0.000% – 4.500% due 08/15/2046 – 12/25/2053,Federal National Mortgage Associations, 0.000% – 6.500% due 01/01/2031 – 07/25/2053, Government National Mortgage Associations, 0.000% – 7.000% due 04/15/2033 – 11/20/2053, U.S. Treasury Bills, 0.000% due 03/12/2024 – 05/16/2024, U.S. Treasury Inflation Index Bonds, 0.250% – 2.125% due 02/15/2040 – 02/15/2049, U.S. Treasury Inflation Index Notes, 0.875% due 01/15/2029, U.S. Treasury Notes, 0.875% – 4.000% due 04/30/2024 – 11/15/2030, and U.S. Treasury Strips, 0.000% due 11/15/2026 – 02/15/2051 valued at $484,979,307); expected proceeds $483,550,000 (c)
	5.400%	04/11/2024	04/11/2024	475,000,000	475,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/29/2023(collateralized by a Federal Farm Credit Bank, 2.930% due 02/03/2042, Federal Home Loan Mortgage Corporations, 0.000% – 4.500% due 08/15/2046 – 12/25/2053, Federal National Mortgage Associations, 0.000% – 5.500% due 07/25/2036 – 09/25/2061, Government National Mortgage Associations, 0.000% – 7.000% due 07/15/2028 – 11/20/2053, U.S. Treasury Inflation Index Bonds, 0.750% – 2.125% due 02/15/2040 – 02/15/2045, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2027, U.S. Treasury Notes, 0.375% – 1.750% due 12/31/2024 – 11/15/2030, and a U.S. Treasury Strip, 0.000% due 11/15/2026, valued at $152,139,575); expected proceeds $148,087,978
	5.350%	01/02/2024	01/02/2024	148,000,000	148,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri–Party), dated 12/13/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 05/01/2052 – 11/01/2052, Federal National Mortgage Associations, 2.500% – 7.000% due 05/01/2043 – 07/01/2053, and a Government National Mortgage Association, 5.000% due 07/20/2053, valued at $193,800,000); expected proceeds $190,647,003	5.330%	01/05/2024	01/05/2024	190,000,000	190,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a Federal Farm Credit Banks 5.660% due 11/24/2026, Federal Home Loan Banks, 5.640%–5.650% due 03/27/2026 – 11/6/2026, Federal Home Loan Mortgage Corporation, 6.00% due 10/16/2026, Federal National Mortgage Associations, 1.875% – 2.125% due 04/24/2026 – 09/26/2026, and Resolution Funding Strips, 0.000% due 07/15/2025 – 01/15/2030, valued at $275,419,535); expected proceeds $270,160,200	5.340%	01/02/2024	01/02/2024	$ 270,000,000	$ 270,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Farm Credit Banks, 5.540%–5.630% due 07/07/2025 – 10/6/2025, Federal Home Loan Banks, 5.545%–5.650% due 05/28/2025 – 11/20/2025, Federal Home Loan Mortgage Corporations, 0.299% – 6.395% due 12/25/2024 – 09/01/2041, a Federal National Mortgage Association, 0.500% due 06/17/2025, and Government National Mortgage Associations, 0.000% – 21.877% due 11/20/2028 – 03/16/2063, valued at $1,597,645,339); expected proceeds $1,555,619,613	5.360%	01/03/2024	01/03/2024	1,554,000,000	1,554,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 3.000% due 11/25/2050 – 12/25/2051, and Government National Mortgage Associations, 0.000%–7.000% due 12/20/2036 – 02/20/2073, valued at $519,120,000); expected proceeds $504,299,600	5.350%	01/02/2024	01/02/2024	504,000,000	504,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Government National Mortgage Associations, 3.500% due 09/20/2051 – 12/20/2051, and a U.S.Treasury note, 4.250% due 12/31/2024, valued at $109,701,511); expected proceeds $103,061,113	5.340%	01/02/2024	01/02/2024	103,000,000	103,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collaterlized by a Federal Home Loan Mortgage Corporation, 2.500% due 10/01/2050, a Federal National Mortgage Association, 3.000% due 07/01/2052, Government National Mortgage Associations, 0.000% – 6.000% due 10/15/2027 – 08/16/2065 and a U.S. Treasury Note, 2.125% due 5/15/2025, valued at $465,342,359); expected proceeds $455,471,557	5.330%	01/05/2024	01/05/2024	455,000,000	455,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collaterlized by Federal Home Loan Mortgage Corporations, 1.500% – 7.500% due 11/01/2027 – 12/01/2053, Federal National Mortgage Associations, 1.500% – 7.500% due 06/01/2025 – 11/01/2053, a Federal National Mortgage Associations Strip, 2.000% due 01/01/2051, Government National Mortgage Associations, 0.000% – 7.000% due 06/15/2031 – 03/16/2062, U.S. Treasury Bills, 0.000% due 01/25/2024 – 11/29/2024, U.S. Treasury Bonds, 1.750% – 6.875% due 08/15/2025 – 02/15/2051, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 01/15/2024 – 01/15/2029, U.S. Treasury Notes, 0.125% – 5.530% due 12/31/2023 – 02/15/2032, and U.S. Treasury Strips, 0.000% due 08/15/2026 – 02/15/2049, valued at $10,980,741,466); expected proceeds $10,771,423,117
	5.370%	01/02/2024	01/02/2024	$ 10,765,000,000	$ 10,765,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 7.000% due 07/01/2028 – 05/01/2058, valued at $255,000,000); expected proceeds $250,148,611	5.350%	01/02/2024	01/02/2024	250,000,000	250,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/14/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 07/01/2041 – 11/01/2053, and Federal National Mortgage Associations, 1.500% – 7.000% due 05/01/2029 – 05/01/2058, valued at $678,300,000); expected proceeds $669,842,493 (c)	5.350%	02/01/2024	02/01/2024	665,000,000	665,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 06/01/2041 – 11/01/2053, and Federal National Mortgage Associations, 1.500% – 6.500% due 08/01/2034 – 05/01/2058, valued at $357,000,000); expected proceeds $350,207,278	5.330%	01/02/2024	01/02/2024	350,000,000	350,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by a Federal National Mortgage Associations Strip, 4.00% due 11/15/2052, Federal Home Loan Mortgage Corporations,1.350% – 11.589% due 9/25/2024 – 10/15/2061, Federal National Mortgage Associations, 0.000% – 7.233% due 12/25/2024 – 07/25/2059, Federal National Mortgage Associations Strips, 3.500% – 5.500% due 06/01/2033 – 10/01/2039, Government National Mortgage Associations, 0.000% – 7.000% due 05/16/2034 – 06/16/2065, valued at $2,423,041,954); expected proceeds $2,291,278,125 (c)
	5.550%	01/01/2024	04/19/2024	2,250,000,000	2,250,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.297% – 6.256% due 08/01/2028 – 02/01/2053, and Federal Home Loan Mortgage Corporations, 1.350% – 7.500% due 10/01/2026 – 03/01/2061, valued at $9,189,180,002); expected proceeds $9,014,345,340	5.340%	01/02/2024	01/02/2024	$ 9,009,000,000	$ 9,009,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/14/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 10/01/2048 – 05/01/2053, Federal National Mortgage Associations, 1.500% – 6.000% due 06/01/2033 – 10/01/2053, Government National Mortgage Associations, 4.500% – 5.000% due 07/20/2052 – 02/20/2053, a U.S. Treasury Bond, 2.250% due 08/15/2046, and a U.S. Treasury Inflation Index Note, 1.625% due 10/15/2027, valued at $382,500,001); expected proceeds $376,223,750	5.340%	01/05/2024	01/05/2024	375,000,000	375,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporation, 2.000% – 6.500% due 01/01/2028 – 07/01/2053, Federal National Mortgage Associations, 2.000% – 6.500% due 09/01/2036 – 12/01/2053, Government National Mortgage Associations, 2.500% – 6.500% due 05/20/2045 – 10/20/2053, and U.S. Treasury Note, 0.62500% – 4.3750% due 12/15/2026 – 11/15/2032, valued at $255,000,045); expected proceeds $250,148,056	5.330%	01/02/2024	01/02/2024	250,000,000	250,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.500% due 02/01/2037 – 11/01/2053, Federal National Mortgage Associations, 1.500% – 6.500% due 02/01/2033 – 12/01/2053, Government National Mortgage Associations, 2.500% – 6.000% due 09/20/2041 – 08/20/2053, U.S. Treasury Bonds, 2.500% – 4.375% due 08/15/2042 – 02/15/2045, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028 , a U.S. Treasury Inflation Index Note, 0.625% due 01/15/2026, and U.S. Treasury Notes, 0.250% – 4.625% due 11/30/2024 – 02/15/2033 valued at $1,009,800,000); expected proceeds $990,588,500
	5.350%	01/02/2024	01/02/2024	990,000,000	990,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a Federal Home Loan Mortgage Corporation, 4.058% due 04/01/2045, and Federal National Mortgage Associations, 1.888% – 6.315% due 01/25/2024 – 09/01/2053, valued at $1,264,800,001); expected proceeds $1,240,737,111	5.350%	01/02/2024	01/02/2024	1,240,000,000	1,240,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.000% due 08/01/2049 – 01/01/2054, Federal National Mortgage Associations, 2.500% – 7.00% due 05/01/2048 – 10/01/2053, Government National Mortgage Associations, 2.000% – 8.000% due 07/20/2049 – 11/20/2053, U.S. Treasury Inflation Index Bonds, 0.625% – 2.375% due 01/15/2025 – 02/15/2043, and U.S. Treasury Notes, 1.125% – 4.750% due 05/15/2024 – 02/29/2028, valued at $96,900,000); expected proceeds $95,056,367	5.340%	01/02/2024	01/02/2024	$ 95,000,000	$ 95,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/04/2023 (collateralized by a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, and Government National Mortgage Associations, 2.000% – 6.500% due 04/20/2031 – 10/20/2053, valued at $550,800,020); expected proceeds $548,715,150 (c)	5.430%	03/20/2024	03/20/2024	540,000,000	540,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 6.500% due 10/01/2044 – 09/01/2053, Federal National Mortgage Associations, 3.500% – 5.000% due 09/01/2046 – 02/01/2057, and Government National Mortgage Associations, 5.672% – 5.922% due 02/20/2033 – 03/20/2037, valued at $428,408,912); expected proceeds $420,440,183	5.390%	01/03/2024	01/03/2024	420,000,000	420,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% – 7.500% due 12/01/2029 – 01/01/2054, and a Federal National Mortgage Association, 6.000% due 07/01/2053, valued at $953,700,000); expected proceeds $935,981,750	5.400%	01/03/2024	01/03/2024	935,000,000	935,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Government National Mortgage Associations, 5.000% – 6.000% due 03/20/2053 – 10/20/2053, valued at $573,240,001); expected proceeds $562,334,078	5.350%	01/02/2024	01/02/2024	562,000,000	562,000,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 0.813% due 07/25/2049 – 11/25/2053, Government National Mortgage Associations, 0.000% – 1.642% due 04/16/2041 – 12/20/2053, valued at $110,160,000); expected proceeds $102,060,633	5.350%	01/02/2024	01/02/2024	102,000,000	102,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Warburg and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal Farm Credit Banks, 0.530% – 5.710% due 08/26/2024 – 10/26/2035, Federal Home Loan Banks, 0.450% – 6.000% due 02/06/2024 – 03/14/2036, Federal Home Loan Mortgage Corporations, 0.000% – 5.250% due 08/23/2024 – 03/15/2031, Federal National Mortgage Associations, 0.000% – 7.190% due 07/15/2024 – 11/15/2030, Resolution Funding Strips, 0.000% due 07/15/2024– 10/15/2028, Tennessee Valley Authorities, 0.000% due 06/15/2025 – 12/15/2028, a U.S. Treasury Bill, 0.000% due 01/02/2024, a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2025, U.S. Treasury Notes, 0.750% – 4.125% due 12/31/2023 – 07/31/2028, and U.S. Treasury Strips, 0.000% due 05/15/2044 – 05/15/2045, valued at $153,000,014); expected proceeds $150,089,333
	5.360%	01/02/2024	01/02/2024	$ 150,000,000	$ 150,000,000
Agreement with Wells Fargo of New York Mellon (Tri–Party), dated 11/17/2023 (collateralized by Federal National Mortgage Associations, 1.500% – 7.360% due 06/01/2025 – 12/01/2053, valued at $477,590,851); expected proceeds $471,382,513 (c)	5.430%	02/16/2024	02/16/2024	465,000,000	465,000,000
Agreement with Wells Fargo of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal National Mortgage Associations, 1.500% – 8.000% due 04/01/2025 – 01/01/2059, valued at $969,577,093); expected proceeds $950,990,111	5.360%	01/05/2024	01/05/2024	950,000,000	950,000,000
Agreement with Wells Fargo of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by Federal National Mortgage Associations, 1.500% – 8.000% due 06/01/2024 – 01/01/2054, valued at $971,176,212); expected proceeds $966,926,097 (c)	5.390%	04/15/2024	04/15/2024	950,000,000	950,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					38,412,000,000
TREASURY REPURCHASE AGREEMENTS—23.7%
Agreement with Australia and New Zealand Banking Group, dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.000% – 4.625% due 02/29/2024 – 02/15/2044, valued at $1,310,402,693); expected proceeds $1,285,766,717	5.370%	01/02/2024	01/02/2024	1,285,000,000	1,285,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/27/2023 (collateralized by U.S Treasury Strips, 0.000% due 08/15/2025 – 11/15/2049, valued at $550,800,039); expected proceeds $548,105,600	5.440%	01/01/2024	01/05/2024	540,000,000	540,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 10/19/2023 (collateralized by a U.S Treasury Strip, 0.000% due 11/15/2049, valued at $91,800,010); expected proceeds $91,060,800	5.440%	01/01/2024	01/05/2024	90,000,000	90,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bond, 2.375% due 02/15/2042, U.S. Treasury Inflation Index Bonds, 0.750% – 1.500% due 02/15/2044 – 02/15/2053, U.S. Treasury Inflation Index Notes, 0.125% – 1.250% due 04/15/2025 – 07/15/2032, and U.S. Treasury Notes, 0.500% – 4.000% due 08/31/2027 – 05/15/2030 valued at $4,610,400,186); expected proceeds $4,522,676,844	5.330%	01/02/2024	01/02/2024	$ 4,520,000,000	$ 4,520,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Note, 0.500% due 08/31/2027, valued at $372,300,045); expected proceeds $365,214,944	5.300%	01/02/2024	01/02/2024	365,000,000	365,000,000
Agreement with Barclays Capital, Inc., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 2.625% due 02/15/2029, valued at $367,538,073); expected proceeds $360,214,000	5.350%	01/02/2024	01/02/2024	360,000,000	360,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bonds, 1.125% – 4.750% due 05/15/2039 – 11/15/2046, and U.S. Treasury Notes, 0.625% – 3.125% due 01/31/2027 – 08/15/2032, valued at $6,203,651,111); expected proceeds $6,203,651,111	5.300%	01/02/2024	01/02/2024	6,200,000,000	6,200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 04/23/2024 – 05/16/2024, a U.S. Treasury Bond, 3.875% due 05/15/2043, and U.S. Treasury Notes, 0.250% – 5.500% due 01/31/2024 – 08/15/2033, valued at $6,069,000,001); expected proceeds $5,953,530,333	5.340%	01/02/2024	01/02/2024	5,950,000,000	5,950,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 06/27/2024 – 12/26/2024, and Treasury Notes, 2.750% – 4.625% due 05/15/2025 – 09/30/2030, valued at $2,371,500,032); expected proceeds $2,326,376,917	5.330%	01/02/2024	01/02/2024	2,325,000,000	2,325,000,000
Agreement with Fixed Income Clearing Corp., dated 12/29/2023 (collateralized by U.S. Treasury Notes, 0.750% – 4.625% due 03/31/2026 – 08/15/2033, valued at $4,593,290,543); expected proceeds $4,502,680,000	5.360%	01/02/2024	01/02/2024	4,500,000,000	4,500,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collaterlized by a U.S. Treasury Bond, 2.25% due 02/15/2052, U.S. Treasury Notes, 0.750% – 4.625% due 29/02/2024 – 02/15/2033, and U.S. Treasury Strips, 0.000% due 02/15/2024 – 05/15/2053, valued at $7,650,000,000); expected proceeds $7,504,458,333	5.350%	01/02/2024	01/02/2024	7,500,000,000	7,500,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.125% – 6.250% due 02/29/2024 – 11/15/2053, valued at $1,222,970,757); expected proceeds $1,200,713,333	5.350%	01/02/2024	01/02/2024	1,200,000,000	1,200,000,000
See accompanying notes to financial statements.
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SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with National Australia Bank, Ltd., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 2.875% due 05/15/2028, valued at $407,875,868); expected proceeds $400,236,889	5.330%	01/02/2024	01/02/2024	$ 400,000,000	$ 400,000,000
Agreement with Norinchukin and Bank of New York Mellon(Tri–Party), dated 12/14/2023 (collateralized by U.S. Treasury Notes, 0.625% – 0.875% due 05/15/2030 – 11/15/2030, valued at $382,500,081); expected proceeds $376,575,000 (c)	5.400%	01/11/2024	01/11/2024	375,000,000	375,000,000
Agreement with Prudential Insurance Co., dated 12/29/2023 (collateralized by a U.S. Treasury Strip, 0.000% due 08/15/2027, valued at $86,869,900); expected proceeds $85,050,528	5.350%	01/02/2024	01/02/2024	85,000,000	85,000,000
Agreement with Prudential Insurance Co., dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.750% – 4.125% due 08/15/2041 – 08/15/2053, and U.S. Treasury Strips, 0.000% due 02/15/2042 – 11/15/2045, valued at $140,290,068); expected proceeds $137,496,010	5.350%	01/02/2024	01/02/2024	137,414,325	137,414,325
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 04/25/2024, U.S. Treasury Bonds, 1.750% – 4.750% due 08/15/2041 – 11/15/2053, a U.S. Treasury Inflation Index Bond, 0.875% due 02/15/2047, and U.S. Treasury Notes, 0.625% – 4.250% due 05/31/2025 – 02/15/2029, valued at $183,600,004); expected proceeds $180,618,700	5.380%	01/05/2024	01/05/2024	180,000,000	180,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 03/14/2024 – 06/06/2024, and a U.S. Treasury Note, 4.125% due 07/31/2028, valued at $58,140,024); expected proceeds $57,033,883	5.350%	01/02/2024	01/02/2024	57,000,000	57,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					36,069,414,325
TOTAL INVESTMENTS –93.3% (d)(e)					141,980,297,651
Other Assets in Excess of Liabilities —6.7%					10,117,067,753
NET ASSETS –100.0%					$152,097,365,404
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	The rate shown is the yield-to-maturity from date of acquisition.
(c)	Illiquid security. These securities represent $5,720,000,000 or 3.8% of net assets as of December 31, 2023.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value and cost	$ 67,498,883,326
Repurchase agreements, at value and amortized cost	74,481,414,325
Total Investments	141,980,297,651
Cash	12,180,568,292
Interest receivable — unaffiliated issuers	248,435,264
Prepaid expenses and other assets	22,837
TOTAL ASSETS	154,409,324,044
LIABILITIES
Payable for investments purchased	2,303,787,234
Advisory and administrator fee payable	6,297,329
Custody, sub-administration and transfer agent fees payable	1,726,851
Trustees’ fees and expenses payable	12,480
Professional fees payable	116,181
Printing fees payable	13,233
Accrued expenses and other liabilities	5,332
TOTAL LIABILITIES	2,311,958,640
NET ASSETS	$152,097,365,404
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	5,503,538,650
EXPENSES
Advisory and administrator fee	53,561,767
Custodian, sub-administrator and transfer agent fees	8,733,520
Trustees’ fees and expenses	858,738
Professional fees and expenses	667,989
Printing and postage fees	95,109
Insurance expense	44,109
Miscellaneous expenses	245,517
TOTAL EXPENSES	64,206,749
NET INVESTMENT INCOME (LOSS)	$5,439,331,901
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	102,385
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,439,434,286
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,439,331,901	$ 1,674,313,439
Net realized gain (loss)	102,385	14,224
Net increase (decrease) in net assets resulting from operations	5,439,434,286	1,674,327,663
CAPITAL TRANSACTIONS
Contributions	425,684,688,638	332,658,752,241
Withdrawals	(370,365,363,215)	(340,382,697,082)
Net increase (decrease) in net assets from capital transactions	55,319,325,423	(7,723,944,841)
Net increase (decrease) in net assets during the period	60,758,759,709	(6,049,617,178)
Net assets at beginning of period	91,338,605,695	97,388,222,873
NET ASSETS AT END OF PERIOD	$ 152,097,365,404	$ 91,338,605,695
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	5.17%	1.63%	0.01%	0.45%	2.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$152,097,365	$91,338,606	$97,388,223	$79,611,947	$60,887,784
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	5.06%	1.71%	0.01%	0.39%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the Portfolio had invested in repurchase agreements with the gross values of $74,481,414,325 and associated collateral equal to $76,038,905,014.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolios have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended December 31, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street U.S. Government Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street U.S. Government Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.06%	$1,027.20	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
23

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

24

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 4/19 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: Since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: Since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
25

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

26

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTUSGOVAR1
00295485

Annual Report
December 31, 2023
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
Treasury Debt	102.3%
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2023

% of Net Assets
2 to 30 Days	54.3%
31 to 60 Days	17.8
61 to 90 Days	4.1
Over 90 Days	26.1
Total	102.3%
Average days to maturity	46
Weighted average life	66
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—102.3%
U.S. Treasury Bills (a)	4.835%	11/29/2024	11/29/2024	$ 75,000,000	$ 71,655,792
U.S. Treasury Bills (a)	5.075%	08/08/2024	08/08/2024	125,500,000	121,619,773
U.S. Treasury Bills (a)	5.100%	06/27/2024	06/27/2024	97,500,000	95,057,277
U.S. Treasury Bills (a)	5.116%	09/05/2024	09/05/2024	56,900,000	54,902,426
U.S. Treasury Bills (a)	5.123%	10/31/2024	10/31/2024	45,000,000	43,059,853
U.S. Treasury Bills (a)	5.128%	06/20/2024	06/20/2024	100,000,000	97,577,746
U.S. Treasury Bills (a)	5.130%	07/11/2024	07/11/2024	56,400,000	54,865,062
U.S. Treasury Bills (a)	5.162%	06/13/2024	06/13/2024	150,000,000	146,477,264
U.S. Treasury Bills (a)	5.165%	06/06/2024	06/06/2024	100,000,000	97,758,768
U.S. Treasury Bills (a)	5.180%	10/03/2024	10/03/2024	130,700,000	125,515,134
U.S. Treasury Bills (a)	5.203%	05/23/2024	05/23/2024	225,000,000	220,374,883
U.S. Treasury Bills (a)	5.210%	04/30/2024	04/30/2024	243,000,000	238,811,745
U.S. Treasury Bills (a)	5.220%	04/23/2024	04/23/2024	75,000,000	73,782,000
U.S. Treasury Bills (a)	5.230%	04/09/2024	04/09/2024	135,000,000	133,075,844
U.S. Treasury Bills (a)	5.240%	05/30/2024	05/30/2024	75,000,000	73,373,417
U.S. Treasury Bills (a)	5.253%	05/09/2024	05/09/2024	75,200,000	73,795,531
U.S. Treasury Bills (a)	5.257%	01/04/2024	01/04/2024	1,355,328,000	1,354,932,185
U.S. Treasury Bills (a)	5.260%	03/14/2024	03/14/2024	115,000,000	113,789,895
U.S. Treasury Bills (a)	5.260%	03/21/2024	03/21/2024	100,000,000	98,845,722
U.S. Treasury Bills (a)	5.260%	03/26/2024	03/26/2024	100,000,000	98,772,667
U.S. Treasury Bills (a)	5.268%	02/08/2024	02/08/2024	615,300,000	611,969,114
U.S. Treasury Bills (a)	5.270%	01/11/2024	01/11/2024	1,233,900,000	1,232,274,442
U.S. Treasury Bills (a)	5.270%	01/25/2024	01/25/2024	314,100,000	313,039,669
U.S. Treasury Bills (a)	5.270%	02/20/2024	02/20/2024	175,000,000	173,744,715
U.S. Treasury Bills (a)	5.270%	05/16/2024	05/16/2024	150,000,000	147,037,903
U.S. Treasury Bills (a)	5.273%	02/01/2024	02/01/2024	192,700,000	191,847,578
U.S. Treasury Bills (a)	5.275%	02/06/2024	02/06/2024	250,000,000	248,720,312
U.S. Treasury Bills (a)	5.285%	02/27/2024	02/27/2024	150,000,000	148,766,833
U.S. Treasury Bills (a)	5.290%	02/15/2024	02/15/2024	350,000,000	347,738,278
U.S. Treasury Bills (a)	5.290%	02/22/2024	02/22/2024	450,000,000	446,633,292
U.S. Treasury Bills (a)	5.300%	03/07/2024	03/07/2024	156,400,000	154,912,367
U.S. Treasury Bills (a)	5.306%	03/28/2024	03/28/2024	120,400,000	118,873,454
U.S. Treasury Bills (a)	5.318%	05/02/2024	05/02/2024	125,000,000	122,765,071
U.S. Treasury Bills (a)	5.325%	01/23/2024	01/23/2024	901,200,000	898,428,545
U.S. Treasury Bills (a)	5.325%	04/25/2024	04/25/2024	185,000,000	181,880,438
U.S. Treasury Bills (a)	5.326%	01/02/2024	01/02/2024	393,100,000	393,100,000
U.S. Treasury Bills (a)	5.330%	01/16/2024	01/16/2024	1,036,200,000	1,034,077,353
U.S. Treasury Bills (a)	5.332%	01/09/2024	01/09/2024	1,242,500,000	1,241,225,542
U.S. Treasury Bills (a)	5.338%	04/04/2024	04/04/2024	59,800,000	58,975,252
U.S. Treasury Bills (a)	5.338%	04/18/2024	04/18/2024	50,000,000	49,206,788
U.S. Treasury Bills (a)	5.343%	01/30/2024	01/30/2024	554,840,000	552,550,091
U.S. Treasury Bills (a)	5.348%	01/18/2024	01/18/2024	701,300,000	699,656,669
U.S. Treasury Bills (a)	5.351%	02/29/2024	02/29/2024	158,000,000	156,649,534
U.S. Treasury Bills (a)	5.363%	02/13/2024	02/13/2024	200,500,000	199,260,973
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.08% (b)	5.256%	12/30/2023	04/30/2024	756,650,000	756,516,996
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.02% (b)	5.316%	12/30/2023	01/31/2024	21,750,000	21,750,610
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (b)	5.368%	12/30/2023	07/31/2024	289,700,000	289,691,869
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (b)	5.471%	12/30/2023	10/31/2024	225,950,000	225,894,113
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (b)	5.501%	12/30/2023	10/31/2025	79,206,000	79,142,557
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (b)	5.531%	12/30/2023	01/31/2025	$ 71,000,000	$ 71,000,000
TOTAL INVESTMENTS –102.3% (c)(d)					14,555,373,342
Liabilities in Excess of Other Assets —(2.3)%					(329,137,596)
NET ASSETS –100.0%					$ 14,226,235,746
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value and cost	$14,555,373,342
Cash	195,001,205
Interest receivable — unaffiliated issuers	13,752,743
Prepaid expenses and other assets	2,512
TOTAL ASSETS	14,764,129,802
LIABILITIES
Payable for investments purchased	536,957,329
Advisory and administrator fee payable	620,748
Custody, sub-administration and transfer agent fees payable	239,260
Trustees’ fees and expenses payable	1,756
Professional fees payable	49,470
Printing fees payable	5,945
Accrued expenses and other liabilities	19,548
TOTAL LIABILITIES	537,894,056
NET ASSETS	$14,226,235,746
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	$636,346,190
EXPENSES
Advisory and administrator fee	6,349,102
Custodian, sub-administrator and transfer agent fees	1,057,974
Trustees’ fees and expenses	131,793
Professional fees	114,412
Insurance expense	5,885
Miscellaneous expenses	67,073
TOTAL EXPENSES	7,726,239
NET INVESTMENT INCOME (LOSS)	$628,619,951
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	154,552
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$628,774,503
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 628,619,951	$ 220,177,539
Net realized gain (loss)	154,552	(233,704)
Net increase (decrease) in net assets resulting from operations	628,774,503	219,943,835
CAPITAL TRANSACTIONS
Contributions	33,503,258,052	38,227,888,329
Withdrawals	(32,584,705,766)	(39,829,794,938)
Net increase (decrease) in net assets from capital transactions	918,552,286	(1,601,906,609)
Net increase (decrease) in net assets during the period	1,547,326,789	(1,381,962,774)
Net assets at beginning of period	12,678,908,957	14,060,871,731
NET ASSETS AT END OF PERIOD	$ 14,226,235,746	$ 12,678,908,957
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	5.10%	1.49%	0.00%(b)	0.48%	2.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,226,236	$12,678,909	$14,060,872	$16,771,503	$12,816,642
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.07%	0.06%	0.07%
Net investment income (loss)	4.94%	1.46%	0.00%(b)	0.38%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
See accompanying notes to financial statements.
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STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
8

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the year ended December 31, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

4.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
7.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

have a material impact on the financial statements.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street Treasury Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
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STATE STREET MASTER FUNDS
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OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.06%	$1,027.00	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 4/19 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: Since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: Since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
16

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

17

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSTTRAR1

Annual Report
December 31, 2023
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of December 31, 2023

% of Net Assets
Treasury Repurchase Agreements	51.8%
Treasury Debt	45.2
Other Assets in Excess of Liabilities	3.0
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of December 31, 2023

% of Net Assets
2 to 30 Days	59.7%
31 to 60 Days	6.1
61 to 90 Days	6.1
Over 90 Days	26.2
Total	98.1%
Average days to maturity	44
Weighted average life	57
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—45.2%
U.S. Treasury Bills	4.835%	11/29/2024	11/29/2024	$ 245,750,000	$ 234,792,144
U.S. Treasury Bills	5.075%	08/08/2024	08/08/2024	361,300,000	350,129,227
U.S. Treasury Bills	5.100%	06/27/2024	06/27/2024	301,250,000	293,702,530
U.S. Treasury Bills	5.116%	09/05/2024	09/05/2024	187,700,000	181,110,457
U.S. Treasury Bills	5.123%	10/31/2024	10/31/2024	576,200,000	551,416,580
U.S. Treasury Bills	5.128%	06/20/2024	06/20/2024	450,000,000	439,099,856
U.S. Treasury Bills	5.130%	07/11/2024	07/11/2024	119,800,000	116,539,619
U.S. Treasury Bills	5.162%	06/13/2024	06/13/2024	675,200,000	659,352,020
U.S. Treasury Bills	5.180%	10/03/2024	10/03/2024	425,100,000	408,236,294
U.S. Treasury Bills	5.203%	05/23/2024	05/23/2024	1,000,000,000	979,443,922
U.S. Treasury Bills	5.210%	04/30/2024	04/30/2024	981,400,000	964,486,800
U.S. Treasury Bills	5.220%	04/23/2024	04/23/2024	500,000,000	491,880,000
U.S. Treasury Bills	5.230%	04/09/2024	04/09/2024	307,000,000	302,624,341
U.S. Treasury Bills	5.240%	05/30/2024	05/30/2024	725,000,000	709,276,362
U.S. Treasury Bills	5.241%	04/02/2024	04/02/2024	698,000,000	688,753,988
U.S. Treasury Bills	5.253%	05/09/2024	05/09/2024	203,400,000	199,601,211
U.S. Treasury Bills	5.256%	03/19/2024	03/19/2024	418,000,000	413,300,933
U.S. Treasury Bills	5.257%	01/04/2024	01/04/2024	611,970,000	611,789,827
U.S. Treasury Bills	5.260%	03/14/2024	03/14/2024	278,200,000	275,272,609
U.S. Treasury Bills	5.260%	03/26/2024	03/26/2024	500,000,000	493,863,333
U.S. Treasury Bills	5.268%	02/08/2024	02/08/2024	910,000,000	905,065,156
U.S. Treasury Bills	5.270%	01/11/2024	01/11/2024	793,800,000	792,745,995
U.S. Treasury Bills	5.270%	01/25/2024	01/25/2024	54,800,000	54,615,571
U.S. Treasury Bills	5.270%	05/16/2024	05/16/2024	374,500,000	367,104,639
U.S. Treasury Bills	5.273%	02/01/2024	02/01/2024	915,500,000	911,444,533
U.S. Treasury Bills	5.285%	03/12/2024	03/12/2024	310,000,000	306,814,320
U.S. Treasury Bills	5.290%	02/22/2024	02/22/2024	350,000,000	347,386,958
U.S. Treasury Bills	5.300%	03/07/2024	03/07/2024	186,000,000	184,220,083
U.S. Treasury Bills	5.306%	03/28/2024	03/28/2024	402,800,000	397,692,911
U.S. Treasury Bills	5.315%	04/11/2024	04/11/2024	400,000,000	394,098,889
U.S. Treasury Bills	5.318%	05/02/2024	05/02/2024	775,000,000	761,143,441
U.S. Treasury Bills	5.325%	01/23/2024	01/23/2024	596,900,000	595,059,004
U.S. Treasury Bills	5.326%	01/02/2024	01/02/2024	988,500,000	988,500,000
U.S. Treasury Bills	5.330%	01/16/2024	01/16/2024	118,900,000	118,653,625
U.S. Treasury Bills	5.332%	01/09/2024	01/09/2024	800,300,000	799,475,875
U.S. Treasury Bills	5.338%	04/04/2024	04/04/2024	203,200,000	200,397,512
U.S. Treasury Bills	5.343%	01/30/2024	01/30/2024	406,600,000	404,909,477
U.S. Treasury Bills	5.351%	02/29/2024	02/29/2024	174,000,000	172,500,602
U.S. Treasury Bills	5.363%	02/13/2024	02/13/2024	400,000,000	397,497,399
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.08% (a)	5.256%	12/30/2023	04/30/2024	1,355,200,000	1,354,958,874
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield - 0.02% (a)	5.316%	12/30/2023	01/31/2024	9,700,000	9,700,272
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.04% (a)	5.368%	12/30/2023	07/31/2024	400,000,000	399,873,742
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.14% (a)	5.471%	12/30/2023	10/31/2024	177,420,000	177,376,121
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.17% (a)	5.501%	12/30/2023	10/31/2025	298,902,000	298,686,912
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.20% (a)	5.531%	12/30/2023	01/31/2025	135,850,000	135,850,000
TOTAL TREASURY DEBT					20,840,443,964
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—51.8%
Agreement with Australia and New Zealand Banking Group, dated 12/29/2023 (collateralized by U.S. Treasury Notes, 0.625% – 5.375% due 02/29/2024 – 02/15/2044, valued at $453,376,847); expected proceeds $445,265,517	5.370%	01/02/2024	01/02/2024	$ 445,000,000	$ 445,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/27/2023 (collateralized by U.S. Treasury Notes, 1.875% – 2.750% due 02/28/2027 – 07/31/2027, and a U.S. Treasury Strip, 0.000% due 02/15/2027 – 11/15/2053, valued at $153,000,015); expected proceeds $152,251,556	5.440%	01/01/2024	01/05/2024	150,000,000	150,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 10/19/2023 (collateralized by a U.S. Treasury Strips, 0.000% due 11/15/2053, valued at $25,500,022); expected proceeds $25,294,667	5.440%	01/01/2024	01/05/2024	25,000,000	25,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 11/03/2023 (collateralized by U.S. Treasury Notes, 1.625% – 2.750% due 09/30/2026 – 07/31/2027, and a U.S. Treasury Strip, 0.000% due 05/15/2028, valued at $510,000,000); expected proceeds $509,024,167 (b)	5.460%	01/01/2024	03/01/2024	500,000,000	500,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/29/2023 (collateralized by a U.S. Treasury Strip, 0.000% due 02/15/2028, valued at $26,520,000); expected proceeds $26,015,340	5.310%	01/02/2024	01/02/2024	26,000,000	26,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by, U.S. Treasury Bills, 0.000% due 01/02/2024 – 04/25/2024, U.S. Treasury Bonds, 4.375% – 4.625% due 11/15/2039 – 02/15/2040, and U.S Treasury Notes, 0.250% – 4.625% due 06/30/2025 – 04/30/2030, valued at $1,861,500,187); expected proceeds $1,826,066,234	5.330%	01/02/2024	01/02/2024	1,825,000,000	1,825,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon(Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 01/02/2024 – 12/26/2024, valued at $117,300,085); expected proceeds $115,067,722	5.300%	01/02/2024	01/02/2024	115,000,000	115,000,000
Agreement with Barclays Capital, Inc., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 3.875% due 11/30/2029, valued at $122,403,680); expected proceeds $120,071,333	5.350%	01/02/2024	01/02/2024	120,000,000	120,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 12/13/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 04/23/2024, U.S. Treasury Bonds, 3.375% – 3.625% due 05/15/2044 – 02/15/2053, U.S. Treasury Inflation Index Bonds, 0.250% – 2.375% due 01/15/2025 – 02/15/2050, U.S. Treasury Inflation Index Notes, 0.250% – 0.500% due 04/15/2024 – 07/15/2029, U.S. Treasury Notes, 0.250% – 4,375% due 12/31/2024 – 12/15/2026, and U.S. Treasury Strips, 0.000% due 08/15/2027 – 05/15/2046, valued at $510,000,028); expected proceeds $508,983,333 (b)	5.390%	04/11/2024	04/11/2024	500,000,000	500,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Credit Agricole and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.125% – 3.125% due 06/30/2024 – 08/31/2029, valued at $663,000,061); expected proceeds $650,384,944	5.330%	01/02/2024	01/02/2024	$ 650,000,000	$ 650,000,000
Agreement with Deutsche Bank Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2024 – 11/15/2033, valued at $719,100,000,); expected proceeds $705,419,083	5.350%	01/02/2024	01/02/2024	705,000,000	705,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Notes, 1.500% – 2.375% due 11/15/2027 – 02/15/2030, valued at $9,305,476,712); expected proceeds $9,305,476,667	5.300%	01/02/2024	01/02/2024	9,300,000,000	9,300,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 04/02/2024, and U.S. Treasury Notes, 0.375% – 5.456% due 01/31/2024 – 11/30/2028, valued at $2,091,000,074); expected proceeds $2,051,216,333	5.340%	01/02/2024	01/02/2024	2,050,000,000	2,050,000,000
Agreement with Fixed Income Clearing Corp., dated 12/29/2023 (collateralized by U.S. Treasury Notes, 0.500% – 3.875% due 08/15/2025 – 05/15/2043, valued at $1,532,224,168); expected proceeds $1,500,893,333	5.360%	01/02/2024	01/02/2024	1,500,000,000	1,500,000,000
Agreement with Fixed Income Clearing Corporation and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 0.000% due 06/27/2024, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 1/15/2031 – 07/15/2032, valued at $816,000,084); expected proceeds $800,473,778	5.330%	01/02/2024	01/02/2024	800,000,000	800,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 06/27/2024 , U.S. Treasury Bonds, 1.125% – 3.875% due 05/15/2040 – 11/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.6250% due 01/15/2024 – 01/15/2031, and U.S. Treasury Notes, 1.000% – 4.875% due 02/15/2024 – 02/15/2031, valued at $102,000,034); expected proceeds $100,105,000	5.400%	01/04/2024	01/04/2024	100,000,000	100,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by various U.S. Treasury Bonds, 1.125% – 4.750% due 05/15/2040 – 11/15/2053, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 07/15/2025 – 04/15/2027, and U.S. Treasury Notes, 0.250% – 4.500% due 09/30/2025 – 08/15/2032, valued at $102,000,039); expected proceeds $100,059,111	5.320%	01/02/2024	01/02/2024	100,000,000	100,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by a U.S. Treasury Bill, 000% due 05/23/2024, and a U.S. Treasury Bond, 4.375% due 02/15/2038, valued at $102,000,090); expected proceeds $100,059,222	5.330%	01/02/2024	01/02/2024	100,000,000	100,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc., dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 01/09/2024 – 02/29/2024, and U.S. Treasury Notes, 0.375% – 6.500%, due 03/31/2024 – 08/15/2043, valued at $1,277,211,620); expected proceeds $1,252,243,947	5.350%	01/02/2024	01/02/2024	$ 1,251,500,000	$ 1,251,500,000
Agreement with National Australia Bank, Ltd., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 2.875% due 05/15/2028, valued at $102,155,303); expected proceeds $100,059,222	5.330%	01/02/2024	01/02/2024	100,000,000	100,000,000
Agreement with Norinchukin and Bank of New York Mellon(Tri–Party), dated 12/14/2023 (collateralized by U.S. Treasury Notes, 0.6250% –0.8750% due 05/15/2030 – 11/15/2030, valued at $127,500,009); expected proceeds $125,074,028 (b)	5.400%	01/11/2024	01/11/2024	125,000,000	125,000,000
Agreement with Prudential Insurance Co., dated 12/29/2023 (collateralized by a U.S. Treasury Note, 1.750% due 08/15/2041, and U.S. Treasury Strips, 0.000% due 11/15/2036 – 11/15/2037, valued at $122,686,929); expected proceeds $121,224,518	5.350%	01/02/2024	01/02/2024	121,152,500	121,152,500
Agreement with Prudential Insurance Co., dated 12/29/2023 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2034 – 11/15/2035, valued at $57,908,615); expected proceeds $57,146,450	5.350%	01/02/2024	01/02/2024	57,112,500	57,112,500
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/13/2023 (collateralized by U.S. Treasury Bonds, 1.625% – 2.875% due 02/15/2045 – 11/15/2051, U.S. Treasury Inflation Index Bonds, 0.625% – 0.750% due 02/15/2043 – 02/15/2045, U.S. Treasury Inflation Index Notes, 0.125% due 7/15/2024 – 07/15/2030, and U.S. Treasury Notes, 0.125% – 5.531% due 02/15/2024 – 11/15/2029, valued at $61,200,019); expected proceeds $60,206,233	5.380%	01/05/2024	01/05/2024	60,000,000	60,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bonds, 1.250% – 4.750% due 11/15/2039 – 11/15/2053, U.S. Treasury Inflation Index Bonds, 1.000% – 2.375% due 01/15/2025 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 2.3750% due 10/15/2028 – 07/15/2031, and U.S. Treasury Notes, 0.250% – 4.375% due 05/15/2024 – 11/15/2032, valued at $1,020,000,044); expected proceeds $1,000,592,222	5.330%	01/02/2024	01/02/2024	1,000,000,000	1,000,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/04/2023 (collateralized by U.S. Treasury Bonds, 1.250% – 2.875% due 05/15/2043 – 05/15/2050, valued at $168,300,035); expected proceeds $167,662,963 (b)	5.430%	03/20/2024	03/20/2024	165,000,000	165,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri–Party), dated 12/27/2023 (collateralized by U.S. Treasury Bonds, 2.875% – 5.390% due 05/15/2043 – 08/15/2048, valued at $153,000,050); expected proceeds $150,157,208	5.390%	01/03/2024	01/03/2024	150,000,000	150,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bonds, 1.750% – 5.000% due 05/15/2037 – 02/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% – 3.875% due 01/15/2029 – 02/15/2051, a U.S. Treasury Inflation Index Note, 0.125% due 10/15/2025, and U.S. Treasury Notes, 0.250% – 5.531% due 12/31/2023 – 05/15/2031, valued at $1,776,840,051); expected proceeds $1,743,031,651	5.330%	01/02/2024	01/02/2024	$ 1,742,000,000	$ 1,742,000,000
Agreement with UBS Warburg and Bank of New York Mellon (Tri–Party), dated 12/29/2023 (collateralized by U.S. Treasury Bills, 0.000% due 01/09/2024 – 08/08/2024, U.S. Treasury Bonds, 1.625% – 5.375% due 02/15/2029 – 11/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% – 3.625% due 01/15/2025 – 02/15/2052, U.S. Treasury Inflation Index Notes, 0.125% – 1.625% due 01/15/2024 – 07/15/2032, U.S. Treasury Notes, 0.250% – 5.316% due 07/31/2023 – 05/15/2033, and U.S. Treasury Strips, 0.000% due 02/15/2024 – 11/15/2050, valued at $102,000,039); expected proceeds $100,059,444	5.350%	01/02/2024	01/02/2024	100,000,000	100,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					23,882,765,000
TOTAL INVESTMENTS (c)(d)–97.0%					44,723,208,964
Other Assets in Excess of Liabilities —3.0%					1,390,723,205
NET ASSETS –100.0%					$ 46,113,932,169
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Illiquid security. These securities represent $1,290,000,000 or 2.8% of net assets as of December 31, 2023.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value and cost	$20,840,443,964
Repurchase agreements, at value and amortized cost	23,882,765,000
Total Investments	44,723,208,964
Cash	2,311,587,333
Interest receivable — unaffiliated issuers	45,224,865
Other receivable	1,026,578
Prepaid expenses and other assets	6,547
TOTAL ASSETS	47,081,054,287
LIABILITIES
Payable for investments purchased	964,486,799
Advisory and administrator fee payable	2,028,567
Custody, sub-administration and transfer agent fees payable	530,541
Trustees’ fees and expenses payable	4,019
Professional fees payable	66,565
Printing fees payable	4,542
Accrued expenses and other liabilities	1,085
TOTAL LIABILITIES	967,122,118
NET ASSETS	$ 46,113,932,169
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	1,893,340,366
EXPENSES
Advisory and administrator fee	18,610,840
Custodian, sub-administrator and transfer agent fees	3,053,425
Trustees’ fees and expenses	342,939
Professional fees	256,901
Printing and postage fees	23,274
Insurance expense	15,524
Miscellaneous expenses	81,821
TOTAL EXPENSES	22,384,724
NET INVESTMENT INCOME (LOSS)	$1,870,955,642
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,798
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,870,957,440
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,870,955,642	$ 736,045,247
Net realized gain (loss)	1,798	(971,357)
Net increase (decrease) in net assets resulting from operations	1,870,957,440	735,073,890
CAPITAL TRANSACTIONS
Contributions	149,191,392,523	170,908,030,378
Withdrawals	(148,635,513,106)	(155,017,320,210)
Net increase (decrease) in net assets from capital transactions	555,879,417	15,890,710,168
Net increase (decrease) in net assets during the period	2,426,836,857	16,625,784,058
Net assets at beginning of period	43,687,095,312	27,061,311,254
NET ASSETS AT END OF PERIOD	$ 46,113,932,169	$ 43,687,095,312
See accompanying notes to financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	5.17%	1.65%	0.01%	0.46%	2.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$46,113,932	$43,687,095	$27,061,311	$28,049,358	$23,834,935
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	5.01%	1.91%	0.01%	0.41%	2.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of five (5) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments held by it.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the Portfolio had invested in repurchase agreements with the gross values of $23,882,765,000 and associated collateral equal to $24,181,204,840.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for
12

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the fiscal year ended December 31, 2023.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
8.    Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest State Street Treasury Plus Money Market Portfolio and the Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Treasury Plus Money Market Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Placeholder
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.06%	$1,027.10	$0.31	$1,024.90	$0.31
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-866-787-2257 (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 4/19 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: Since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: Since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
19

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George M. Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
STTTPAR1
00295486

Annual Report
December 31, 2023
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The State Street International Developed Equity Index Portfolio (the “Portfolio”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Portfolio’s benchmark is the MSCI EAFE Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Portfolio was 18.28%, and the Index was 18.24%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and the currencies in the Portfolio and the Index contributed to the difference between the Portfolio’s performance and that of the Index.
The Fund experienced positive performance in the Reporting Period. Performance in the first quarter of the Reporting Period was positive driven by falling energy prices and prospects of easier monetary policy despite fears of financial instability after the collapse of several banks. Performance in the second quarter of the Reporting Period was also positive on the back of successful efforts to combat inflation and solid macroeconomic data although weak manufacturing data tempered the positive performance. Persistent high interest rates led to negative performance in the third quarter of Reporting Period. Performance in the fourth quarter of the Reporting Period was positive as recession concerns eased, sharp declines in inflation, hopes of interest rate cuts and despite real estate concerns in Asia.
The Fund used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Fund’s use of index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Novo Nordisk A/S Class B, ASML Holding N.V. and SAP SE. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were AIA Group Limited, British American Tobacco PLC. and Anglo American PLC.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street International Developed Equity Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2023
	Total Return One Year Ended December 31, 2023	Average Annual Total Return Five Years Ended December 31, 2023	Total Return Inception Date* to December 31, 2023
State Street International Developed Equity Index Portfolio	18.28%	8.17%	6.44%
MSCI EAFE (Europe, Australasia, Far East) Index (1)	18.24%	8.17%	6.45%
*	Inception date is April 28, 2016.
(1)	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of December 31, 2023

Description	Market Value	% of Net Assets
Novo Nordisk AS Class B	61,550,234	2.0%
Nestle SA	56,390,590	1.9
ASML Holding NV	55,341,662	1.8
LVMH Moet Hennessy Louis Vuitton SE	40,768,972	1.4
Shell PLC	39,518,623	1.3
TOTAL	253,570,081	8.4%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2023

Security Description	Shares	Value
COMMON STOCKS — 97.6%
AUSTRALIA — 7.8%
Ampol Ltd.	49,395	$ 1,218,424
ANZ Group Holdings Ltd.	549,178	9,713,040
APA Group Stapled Security	248,561	1,448,431
Aristocrat Leisure Ltd.	103,399	2,880,026
ASX Ltd.	38,835	1,671,030
Aurizon Holdings Ltd.	303,097	785,909
BHP Group Ltd.	922,886	31,744,743
BlueScope Steel Ltd.	77,666	1,240,092
Brambles Ltd.	247,634	2,298,033
CAR Group Ltd.	71,079	1,510,313
Cochlear Ltd.	12,354	2,517,713
Coles Group Ltd.	238,660	2,623,507
Commonwealth Bank of Australia	304,878	23,258,139
Computershare Ltd.	93,856	1,561,999
Dexus REIT	210,234	1,101,720
EBOS Group Ltd.	28,220	634,296
Endeavour Group Ltd.	257,884	916,789
Flutter Entertainment PLC (a)	32,097	5,672,953
Fortescue Ltd.	305,805	6,055,487
Glencore PLC	1,927,329	11,599,300
Goodman Group REIT	306,863	5,297,514
GPT Group REIT	374,436	1,185,503
IDP Education Ltd.	55,630	760,321
IGO Ltd.	142,222	878,259
Insurance Australia Group Ltd.	427,533	1,651,175
Lottery Corp. Ltd.	379,448	1,253,155
Macquarie Group Ltd.	66,965	8,390,707
Medibank Pvt Ltd.	500,318	1,215,355
Mineral Resources Ltd.	30,182	1,441,628
Mirvac Group REIT	658,533	939,141
National Australia Bank Ltd.	574,623	12,037,282
Northern Star Resources Ltd.	200,409	1,866,624
Orica Ltd.	80,428	874,788
Origin Energy Ltd.	302,404	1,747,745
Pilbara Minerals Ltd. (b)	527,481	1,421,710
Qantas Airways Ltd. (a)	166,782	611,126
QBE Insurance Group Ltd.	266,554	2,693,688
Ramsay Health Care Ltd.	34,130	1,225,213
REA Group Ltd. (b)	9,983	1,233,975
Reece Ltd. (b)	48,540	741,585
Rio Tinto Ltd.	67,327	6,232,297
Rio Tinto PLC	204,409	15,223,114
Santos Ltd.	582,104	3,018,709
Scentre Group REIT	907,362	1,851,223
SEEK Ltd.	70,304	1,282,289
Sonic Healthcare Ltd.	85,913	1,880,617
South32 Ltd.	869,994	1,976,822
Stockland REIT	406,919	1,235,592
Suncorp Group Ltd.	237,470	2,244,221
Telstra Group Ltd.	712,168	1,924,353
Transurban Group Stapled Security	558,358	5,223,448
Security Description	Shares	Value
Treasury Wine Estates Ltd.	157,053	$ 1,155,240
Vicinity Ltd. REIT	773,415	1,076,589
Washington H Soul Pattinson & Co. Ltd.	40,775	911,754
Wesfarmers Ltd.	206,823	8,049,806
Westpac Banking Corp.	641,216	10,019,520
WiseTech Global Ltd.	32,570	1,675,033
Woodside Energy Group Ltd.	346,772	7,349,411
Woolworths Group Ltd.	221,376	5,619,278
		235,867,754
AUSTRIA — 0.2%
Erste Group Bank AG	61,012	2,475,489
Mondi PLC	84,316	1,652,597
OMV AG	26,979	1,185,240
Verbund AG	11,483	1,066,149
voestalpine AG	22,739	717,388
		7,096,863
BELGIUM — 0.8%
Ageas SA	27,483	1,193,416
Anheuser-Busch InBev SA	157,231	10,146,692
D'ieteren Group	4,423	864,310
Elia Group SA	5,712	714,896
Groupe Bruxelles Lambert NV	16,553	1,302,277
KBC Group NV	44,822	2,907,382
Lotus Bakeries NV	91	827,306
Sofina SA (b)	3,290	819,171
Syensqo SA (a)	14,831	1,544,268
UCB SA	22,368	1,949,525
Umicore SA	35,023	963,335
Warehouses De Pauw CVA REIT	34,859	1,097,450
		24,330,028
BRAZIL — 0.0% (c)
Yara International ASA	33,994	1,209,039
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	36,440	816,191
CHILE — 0.1%
Antofagasta PLC	72,829	1,559,288
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	700,000	1,900,481
Budweiser Brewing Co. APAC Ltd. (d)	304,800	570,679
ESR Group Ltd. (d)	461,400	638,162
Prosus NV	263,975	7,868,826
SITC International Holdings Co. Ltd.	243,000	419,494
Wharf Holdings Ltd. (b)	230,000	740,791
Wilmar International Ltd.	385,400	1,043,043
Xinyi Glass Holdings Ltd.	385,070	431,990
		13,613,466

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
DENMARK — 3.3%
AP Moller - Maersk AS Class A	572	$ 1,015,442
AP Moller - Maersk AS Class B	847	1,523,718
Carlsberg AS Class B	17,557	2,203,097
Chr Hansen Holding AS	18,207	1,527,604
Coloplast AS Class B	24,427	2,794,408
Danske Bank AS	131,572	3,517,243
Demant AS (a)	21,378	937,694
DSV AS	33,884	5,952,489
Genmab AS (a)	11,952	3,816,720
Novo Nordisk AS Class B	594,990	61,550,234
Novozymes AS Class B	38,456	2,114,742
Orsted AS (d)	36,095	2,002,024
Pandora AS	14,798	2,046,351
Rockwool AS Class B	2,140	626,618
Tryg AS	59,687	1,299,284
Vestas Wind Systems AS (a)	181,438	5,761,729
		98,689,397
FINLAND — 1.1%
Elisa OYJ	28,435	1,315,167
Fortum OYJ	91,577	1,321,157
Kesko OYJ Class B	45,946	909,770
Kone OYJ Class B	60,748	3,030,475
Metso OYJ	131,475	1,331,795
Neste OYJ	75,796	2,696,881
Nokia OYJ	966,058	3,256,960
Nordea Bank Abp	586,434	7,257,505
Orion OYJ Class B	20,582	892,839
Sampo OYJ Class A	82,888	3,626,780
Stora Enso OYJ Class R	100,547	1,391,143
UPM-Kymmene OYJ	95,136	3,579,433
Wartsila OYJ Abp	80,245	1,163,435
		31,773,340
FRANCE — 10.1%
Accor SA	39,270	1,500,934
Adevinta ASA (a)	69,043	764,146
Aeroports de Paris SA	6,344	821,326
Air Liquide SA	95,179	18,517,168
Airbus SE	107,666	16,624,491
Alstom SA	49,576	667,027
Amundi SA (d)	11,496	782,262
Arkema SA	11,768	1,338,951
AXA SA	326,704	10,642,753
BioMerieux	7,880	875,687
BNP Paribas SA	190,537	13,173,738
Bollore SE	120,485	752,645
Bouygues SA	38,117	1,436,655
Bureau Veritas SA	58,836	1,486,394
Capgemini SE	28,102	5,859,343
Carrefour SA	105,660	1,933,423
Cie de Saint-Gobain SA	83,947	6,181,519
Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	122,510	$ 4,392,834
Covivio SA REIT	11,869	638,248
Credit Agricole SA	188,897	2,681,764
Danone SA	117,306	7,603,877
Dassault Aviation SA	3,247	642,754
Dassault Systemes SE	121,383	5,931,283
Edenred SE	47,543	2,843,345
Eiffage SA	14,427	1,546,187
Engie SA	331,638	5,831,463
EssilorLuxottica SA	53,935	10,819,602
Eurazeo SE	9,467	751,387
Gecina SA REIT	8,880	1,080,003
Getlink SE	70,174	1,284,081
Hermes International SCA	5,742	12,170,759
Ipsen SA	7,159	853,294
Kering SA	13,563	5,977,966
Klepierre SA REIT	43,119	1,175,543
La Francaise des Jeux SAEM (d)	18,489	670,720
Legrand SA	48,327	5,023,475
L'Oreal SA	43,862	21,834,968
LVMH Moet Hennessy Louis Vuitton SE	50,309	40,768,972
Orange SA	336,315	3,828,043
Pernod Ricard SA	37,266	6,576,251
Publicis Groupe SA	40,849	3,790,404
Remy Cointreau SA	4,103	521,224
Renault SA	38,533	1,570,879
Safran SA	61,912	10,905,645
Sartorius Stedim Biotech	5,561	1,471,239
SEB SA	4,806	599,911
Societe Generale SA	140,348	3,724,726
Sodexo SA	15,346	1,688,754
Teleperformance SE	11,251	1,641,173
Thales SA	18,599	2,752,055
TotalEnergies SE	417,143	28,385,100
Unibail-Rodamco-Westfield REIT (a)	20,395	1,507,663
Veolia Environnement SA	122,651	3,869,493
Vinci SA	92,001	11,555,208
Vivendi SE	133,656	1,428,595
Worldline SA (a) (d)	48,632	841,813
		304,539,163
GERMANY — 8.2%
adidas AG	29,433	5,987,625
Allianz SE	73,311	19,593,838
BASF SE	163,110	8,789,155
Bayer AG	179,672	6,674,704
Bayerische Motoren Werke AG	57,434	6,393,934
Bayerische Motoren Werke AG Preference Shares	11,599	1,152,515
Bechtle AG	15,089	756,564
Beiersdorf AG	19,114	2,865,208

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Brenntag SE	26,021	$ 2,392,084
Carl Zeiss Meditec AG	8,085	882,750
Commerzbank AG	188,234	2,237,356
Continental AG	19,127	1,625,215
Covestro AG (a) (d)	34,156	1,987,639
Daimler Truck Holding AG	95,329	3,582,483
Deutsche Bank AG	347,469	4,745,695
Deutsche Boerse AG	34,569	7,121,810
Deutsche Lufthansa AG (a)	121,904	1,083,754
Deutsche Post AG	180,940	8,965,411
Deutsche Telekom AG	588,144	14,130,830
E.ON SE	407,343	5,467,154
Evonik Industries AG	39,982	817,073
Fresenius Medical Care AG	40,959	1,717,514
Fresenius SE & Co. KGaA	75,174	2,330,960
GEA Group AG	27,860	1,159,931
Hannover Rueck SE	10,747	2,567,843
Heidelberg Materials AG	25,629	2,291,499
HelloFresh SE (a)	30,626	484,122
Henkel AG & Co. KGaA	17,748	1,273,954
Henkel AG & Co. KGaA Preference Shares	32,026	2,577,606
Infineon Technologies AG	236,328	9,868,059
Knorr-Bremse AG	14,406	935,719
LEG Immobilien SE (a)	12,550	1,099,642
Mercedes-Benz Group AG	146,836	10,145,761
Merck KGaA	23,350	3,716,855
MTU Aero Engines AG	10,149	2,188,966
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,709	10,238,280
Nemetschek SE	11,865	1,028,612
Porsche Automobil Holding SE Preference Shares	26,258	1,343,553
Puma SE	19,231	1,073,223
Rational AG	1,075	830,655
Rheinmetall AG	7,727	2,449,726
RWE AG	114,470	5,207,182
SAP SE	190,085	29,287,651
Sartorius AG Preference Shares	5,144	1,893,349
Scout24 SE (d)	13,225	937,313
Siemens AG	138,292	25,957,706
Siemens Energy AG (a)	104,622	1,386,848
Siemens Healthineers AG (d)	53,831	3,127,829
Symrise AG	23,628	2,600,671
Talanx AG	12,433	887,911
Volkswagen AG	5,740	751,055
Volkswagen AG Preference Shares	37,317	4,608,645
Vonovia SE	131,783	4,154,685
Wacker Chemie AG	3,583	452,395
Zalando SE (a) (d)	44,998	1,066,216
		248,894,733
HONG KONG — 2.0%
AIA Group Ltd.	2,085,600	18,175,600
Security Description	Shares	Value
CK Asset Holdings Ltd.	348,399	$ 1,749,011
CK Infrastructure Holdings Ltd.	136,000	752,406
CLP Holdings Ltd.	292,000	2,410,102
Futu Holdings Ltd. ADR (a)	10,900	595,467
Hang Lung Properties Ltd.	381,000	530,864
Hang Seng Bank Ltd.	144,300	1,682,580
Henderson Land Development Co. Ltd.	259,436	799,052
HKT Trust & HKT Ltd. Stapled Security	811,000	967,980
Hong Kong & China Gas Co. Ltd.	2,101,995	1,609,765
Hong Kong Exchanges & Clearing Ltd.	220,030	7,551,727
Hongkong Land Holdings Ltd.	238,600	830,328
Jardine Matheson Holdings Ltd.	27,600	1,137,396
Link REIT	483,291	2,713,988
MTR Corp. Ltd.	265,512	1,030,283
New World Development Co. Ltd. (b)	259,269	402,423
Power Assets Holdings Ltd.	237,500	1,376,296
Prudential PLC	500,292	5,658,314
Sino Land Co. Ltd.	630,456	685,476
Sun Hung Kai Properties Ltd.	278,500	3,011,996
Swire Pacific Ltd. Class A	84,500	715,299
Swire Properties Ltd.	232,200	469,839
Techtronic Industries Co. Ltd.	262,500	3,128,061
WH Group Ltd. (d)	1,376,266	888,306
Wharf Real Estate Investment Co. Ltd.	313,000	1,058,225
		59,930,784
IRELAND — 0.4%
AerCap Holdings NV (a)	38,400	2,853,888
AIB Group PLC	288,957	1,238,482
Bank of Ireland Group PLC	186,033	1,688,810
Kerry Group PLC Class A	28,467	2,473,548
Kingspan Group PLC	27,408	2,373,658
Smurfit Kappa Group PLC	49,767	1,972,508
		12,600,894
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	476,478
Bank Hapoalim BM	224,312	2,025,156
Bank Leumi Le-Israel BM	272,570	2,203,480
Check Point Software Technologies Ltd. (a)	17,310	2,644,795
Elbit Systems Ltd.	4,456	950,376
Global-e Online Ltd. (a)	20,000	792,600
ICL Group Ltd.	150,007	762,762
Israel Discount Bank Ltd. Class A	250,162	1,257,441
Mizrahi Tefahot Bank Ltd.	30,625	1,190,674
Nice Ltd. (a)	11,219	2,271,591
Teva Pharmaceutical Industries Ltd. ADR (a)	206,728	2,158,240

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Wix.com Ltd. (a)	9,200	$ 1,131,784
		17,865,377
ITALY — 2.2%
Amplifon SpA	25,292	875,602
Assicurazioni Generali SpA	182,926	3,860,533
Banco BPM SpA	239,981	1,267,419
Coca-Cola HBC AG	38,928	1,143,866
Davide Campari-Milano NV	102,147	1,152,627
DiaSorin SpA	3,236	333,300
Enel SpA	1,473,193	10,952,152
Eni SpA	430,716	7,302,433
Ferrari NV	22,754	7,671,266
FinecoBank Banca Fineco SpA	105,986	1,590,497
Infrastrutture Wireless Italiane SpA (d)	54,447	688,659
Intesa Sanpaolo SpA	2,834,912	8,278,347
Leonardo SpA	80,480	1,327,755
Mediobanca Banca di Credito Finanziario SpA	101,803	1,260,077
Moncler SpA	36,651	2,255,100
Nexi SpA (a) (b) (d)	105,114	859,942
Poste Italiane SpA (d)	103,120	1,170,441
Prysmian SpA	46,006	2,092,281
Recordati Industria Chimica e Farmaceutica SpA	17,443	940,877
Snam SpA	379,104	1,949,408
Telecom Italia SpA (a) (b)	1,880,790	611,234
Terna - Rete Elettrica Nazionale	249,409	2,081,200
UniCredit SpA	290,011	7,869,660
		67,534,676
JAPAN — 21.9%
Advantest Corp.	138,400	4,709,213
Aeon Co. Ltd.	116,500	2,603,855
AGC, Inc. (b)	33,300	1,236,763
Aisin Corp.	27,700	969,245
Ajinomoto Co., Inc.	81,000	3,125,550
ANA Holdings, Inc. (a)	35,300	766,194
Asahi Group Holdings Ltd.	86,700	3,233,569
Asahi Intecc Co. Ltd.	42,900	872,880
Asahi Kasei Corp.	218,600	1,611,047
Astellas Pharma, Inc.	328,200	3,924,991
Azbil Corp.	19,700	652,009
Bandai Namco Holdings, Inc.	113,500	2,275,555
BayCurrent Consulting, Inc.	23,800	835,819
Bridgestone Corp.	103,200	4,274,989
Brother Industries Ltd.	49,800	794,970
Canon, Inc. (b)	181,100	4,650,177
Capcom Co. Ltd.	33,700	1,089,071
Central Japan Railway Co.	129,500	3,292,155
Chiba Bank Ltd. (b)	99,200	716,663
Chubu Electric Power Co., Inc.	127,700	1,649,919
Security Description	Shares	Value
Chugai Pharmaceutical Co. Ltd.	121,200	$ 4,592,498
Concordia Financial Group Ltd.	178,100	814,323
Dai Nippon Printing Co. Ltd.	34,400	1,018,238
Daifuku Co. Ltd.	54,900	1,110,812
Dai-ichi Life Holdings, Inc.	169,400	3,595,154
Daiichi Sankyo Co. Ltd.	338,200	9,288,625
Daikin Industries Ltd.	48,200	7,858,398
Daito Trust Construction Co. Ltd.	12,100	1,403,284
Daiwa House Industry Co. Ltd.	105,400	3,193,849
Daiwa House REIT Investment Corp.	390	696,290
Daiwa Securities Group, Inc.	230,200	1,549,743
Denso Corp.	314,800	4,749,465
Dentsu Group, Inc. (b)	34,600	887,947
Disco Corp.	16,500	4,093,985
East Japan Railway Co.	54,300	3,130,974
Eisai Co. Ltd.	45,100	2,255,960
ENEOS Holdings, Inc.	539,400	2,144,132
FANUC Corp.	172,800	5,083,002
Fast Retailing Co. Ltd.	31,600	7,842,843
Fuji Electric Co. Ltd.	21,600	929,851
FUJIFILM Holdings Corp.	67,400	4,050,789
Fujitsu Ltd.	31,800	4,798,872
GLP J-Reit	898	894,943
Hamamatsu Photonics KK	28,600	1,176,621
Hankyu Hanshin Holdings, Inc.	45,100	1,436,047
Hikari Tsushin, Inc.	4,000	663,356
Hirose Electric Co. Ltd.	6,810	771,185
Hitachi Construction Machinery Co. Ltd.	23,300	615,967
Hitachi Ltd.	168,000	12,119,166
Honda Motor Co. Ltd.	844,800	8,784,769
Hoshizaki Corp.	20,300	743,143
Hoya Corp.	64,600	8,076,146
Hulic Co. Ltd. (b)	74,500	780,247
Ibiden Co. Ltd.	19,300	1,069,864
Idemitsu Kosan Co. Ltd.	191,200	1,040,899
Iida Group Holdings Co. Ltd.	35,900	537,685
Inpex Corp. (b)	173,500	2,343,813
Isuzu Motors Ltd.	115,600	1,489,074
ITOCHU Corp. (b)	217,100	8,880,804
Japan Airlines Co. Ltd.	25,500	501,933
Japan Exchange Group, Inc.	87,900	1,859,879
Japan Metropolitan Fund Invest REIT	1,232	890,487
Japan Post Bank Co. Ltd.	255,500	2,602,483
Japan Post Holdings Co. Ltd.	369,200	3,298,393
Japan Post Insurance Co. Ltd.	42,100	747,754
Japan Real Estate Investment Corp. REIT	248	1,027,323
Japan Tobacco, Inc. (b)	217,500	5,623,404

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
JFE Holdings, Inc.	97,400	$ 1,511,296
JSR Corp.	35,100	1,000,865
Kajima Corp.	77,000	1,287,066
Kansai Electric Power Co., Inc.	124,400	1,651,843
Kao Corp.	83,700	3,443,467
Kawasaki Kisen Kaisha Ltd. (b)	27,100	1,162,966
KDDI Corp.	273,300	8,696,438
KDX Realty Investment Corp. REIT	763	870,268
Keisei Electric Railway Co. Ltd.	24,800	1,172,274
Keyence Corp.	35,300	15,554,235
Kikkoman Corp.	23,600	1,445,328
Kintetsu Group Holdings Co. Ltd.	36,200	1,148,293
Kirin Holdings Co. Ltd. (b)	137,400	2,013,537
Kobe Bussan Co. Ltd.	32,500	960,384
Koei Tecmo Holdings Co. Ltd. (b)	26,540	302,806
Koito Manufacturing Co. Ltd.	29,500	459,826
Komatsu Ltd.	167,700	4,386,988
Konami Group Corp.	21,000	1,099,752
Kose Corp.	6,200	465,066
Kubota Corp.	181,500	2,732,542
Kyocera Corp.	230,000	3,357,497
Kyowa Kirin Co. Ltd.	49,000	823,734
Lasertec Corp.	13,900	3,664,796
LY Corp.	530,500	1,880,344
M3, Inc.	89,400	1,479,431
Makita Corp.	43,400	1,197,517
Marubeni Corp.	261,200	4,128,842
MatsukiyoCocokara & Co.	62,400	1,105,212
Mazda Motor Corp.	104,900	1,133,602
McDonald's Holdings Co. Japan Ltd. (b)	14,600	632,756
MEIJI Holdings Co. Ltd.	44,200	1,049,977
MINEBEA MITSUMI, Inc.	66,500	1,367,217
MISUMI Group, Inc.	52,300	886,444
Mitsubishi Chemical Group Corp.	254,800	1,561,549
Mitsubishi Corp.	631,500	10,094,235
Mitsubishi Electric Corp.	349,900	4,961,343
Mitsubishi Estate Co. Ltd.	201,400	2,775,714
Mitsubishi HC Capital, Inc.	159,200	1,069,163
Mitsubishi Heavy Industries Ltd.	57,600	3,367,014
Mitsubishi UFJ Financial Group, Inc.	2,074,500	17,827,045
Mitsui & Co. Ltd.	240,000	9,019,152
Mitsui Chemicals, Inc.	35,100	1,041,199
Mitsui Fudosan Co. Ltd.	160,400	3,934,340
Mitsui OSK Lines Ltd. (b)	60,500	1,938,420
Mizuho Financial Group, Inc.	440,240	7,533,544
MonotaRO Co. Ltd. (b)	53,900	588,587
Security Description	Shares	Value
MS&AD Insurance Group Holdings, Inc.	81,700	$ 3,213,989
Murata Manufacturing Co. Ltd.	313,500	6,655,593
NEC Corp.	43,800	2,594,198
Nexon Co. Ltd.	67,400	1,228,432
NIDEC Corp.	75,300	3,041,804
Nintendo Co. Ltd.	189,700	9,902,130
Nippon Building Fund, Inc. REIT (b)	310	1,343,524
NIPPON EXPRESS HOLDINGS, Inc.	11,700	665,086
Nippon Paint Holdings Co. Ltd.	186,100	1,504,852
Nippon Prologis REIT, Inc.	470	904,795
Nippon Sanso Holdings Corp.	32,400	867,800
Nippon Steel Corp.	154,200	3,532,884
Nippon Telegraph & Telephone Corp.	5,440,400	6,649,035
Nippon Yusen KK (b)	86,300	2,675,680
Nissan Chemical Corp.	21,400	835,781
Nissan Motor Co. Ltd.	409,100	1,608,194
Nissin Foods Holdings Co. Ltd.	35,700	1,246,132
Nitori Holdings Co. Ltd.	14,100	1,888,268
Nitto Denko Corp.	25,000	1,870,833
Nomura Holdings, Inc.	534,100	2,415,914
Nomura Real Estate Holdings, Inc.	21,700	570,899
Nomura Real Estate Master Fund, Inc. REIT	899	1,052,170
Nomura Research Institute Ltd.	74,200	2,158,421
NTT Data Group Corp.	110,400	1,565,396
Obayashi Corp.	110,800	958,831
Obic Co. Ltd.	12,400	2,136,885
Odakyu Electric Railway Co. Ltd.	66,800	1,019,200
Oji Holdings Corp.	162,700	626,657
Olympus Corp.	227,300	3,289,868
Omron Corp.	34,900	1,629,640
Ono Pharmaceutical Co. Ltd.	67,300	1,201,070
Open House Group Co. Ltd.	14,000	415,392
Oracle Corp.	6,900	532,012
Oriental Land Co. Ltd.	198,900	7,408,313
ORIX Corp.	212,000	3,993,985
Osaka Gas Co. Ltd.	64,100	1,339,016
Otsuka Corp.	22,600	931,861
Otsuka Holdings Co. Ltd.	79,800	2,993,774
Pan Pacific International Holdings Corp.	66,300	1,582,020
Panasonic Holdings Corp.	400,100	3,963,255
Rakuten Group, Inc. (b)	293,700	1,308,296
Recruit Holdings Co. Ltd.	261,100	11,043,689
Renesas Electronics Corp. (a)	263,300	4,760,616
Resona Holdings, Inc.	380,500	1,933,808
Ricoh Co. Ltd.	104,000	798,922

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Rohm Co. Ltd.	64,400	$ 1,234,508
SBI Holdings, Inc.	43,100	969,735
SCSK Corp.	30,900	612,827
Secom Co. Ltd.	37,500	2,701,181
Seiko Epson Corp.	57,900	866,775
Sekisui Chemical Co. Ltd.	72,500	1,045,228
Sekisui House Ltd.	106,000	2,354,887
Seven & i Holdings Co. Ltd.	136,900	5,433,079
SG Holdings Co. Ltd.	62,100	891,548
Sharp Corp. (a)	43,600	310,965
Shimadzu Corp.	46,800	1,308,594
Shimano, Inc.	13,500	2,090,882
Shimizu Corp.	113,000	750,715
Shin-Etsu Chemical Co. Ltd.	330,400	13,867,051
Shionogi & Co. Ltd.	46,300	2,232,568
Shiseido Co. Ltd.	71,600	2,159,478
Shizuoka Financial Group, Inc.	96,100	814,580
SMC Corp.	10,400	5,588,764
SoftBank Corp.	522,900	6,526,050
SoftBank Group Corp.	188,000	8,391,857
Sompo Holdings, Inc.	52,600	2,572,915
Sony Group Corp.	229,300	21,810,987
Square Enix Holdings Co. Ltd.	16,100	578,198
Subaru Corp.	109,300	2,004,893
SUMCO Corp.	67,300	1,009,405
Sumitomo Chemical Co. Ltd.	247,000	602,695
Sumitomo Corp.	188,900	4,121,552
Sumitomo Electric Industries Ltd.	133,200	1,696,415
Sumitomo Metal Mining Co. Ltd.	49,900	1,502,876
Sumitomo Mitsui Financial Group, Inc.	230,200	11,234,047
Sumitomo Mitsui Trust Holdings, Inc.	125,200	2,403,115
Sumitomo Realty & Development Co. Ltd.	56,800	1,689,738
Suntory Beverage & Food Ltd.	27,500	907,044
Suzuki Motor Corp.	65,900	2,820,079
Sysmex Corp.	31,600	1,761,333
T&D Holdings, Inc.	92,500	1,470,040
Taisei Corp.	35,400	1,210,802
Takeda Pharmaceutical Co. Ltd.	289,217	8,316,681
TDK Corp.	69,400	3,306,567
Terumo Corp.	121,300	3,976,795
TIS, Inc.	37,000	815,428
Tobu Railway Co. Ltd.	33,400	897,663
Toho Co. Ltd.	21,600	730,674
Tokio Marine Holdings, Inc.	328,800	8,230,495
Tokyo Electric Power Co. Holdings, Inc. (a)	274,000	1,435,303
Tokyo Electron Ltd.	85,600	15,334,289
Tokyo Gas Co. Ltd.	68,500	1,573,294
Security Description	Shares	Value
Tokyu Corp.	97,600	$ 1,191,443
TOPPAN Holdings, Inc.	42,100	1,175,085
Toray Industries, Inc.	240,500	1,250,607
Tosoh Corp.	48,000	613,193
TOTO Ltd.	25,200	663,694
Toyota Industries Corp.	25,900	2,112,711
Toyota Motor Corp.	1,931,300	35,487,535
Toyota Tsusho Corp.	37,800	2,227,567
Trend Micro, Inc.	24,500	1,311,718
Unicharm Corp.	77,100	2,788,025
USS Co. Ltd.	33,100	665,850
West Japan Railway Co.	38,600	1,610,204
Yakult Honsha Co. Ltd.	51,400	1,154,659
Yamaha Corp.	29,600	683,836
Yamaha Motor Co. Ltd. (b)	177,900	1,589,339
Yamato Holdings Co. Ltd.	44,200	816,875
Yaskawa Electric Corp.	42,100	1,758,895
Yokogawa Electric Corp.	49,500	944,145
Zensho Holdings Co. Ltd.	15,200	796,658
ZOZO, Inc. (b)	26,100	587,796
		663,586,317
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	36,364	829,323
LUXEMBOURG — 0.1%
ArcelorMittal SA	91,115	2,584,194
Eurofins Scientific SE	25,158	1,639,100
		4,223,294
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	416,000	2,330,779
Sands China Ltd. (a)	452,000	1,322,678
		3,653,457
NETHERLANDS — 5.4%
ABN AMRO Bank NV GDR (d)	80,041	1,201,591
Adyen NV (a) (d)	3,897	5,022,005
Aegon Ltd.	316,542	1,835,059
Akzo Nobel NV	30,352	2,508,591
Argenx SE (a)	11,138	4,226,284
ASM International NV	8,474	4,399,110
ASML Holding NV	73,491	55,341,662
ASR Nederland NV	27,541	1,299,069
BE Semiconductor Industries NV	13,407	2,020,831
Euronext NV (d)	14,637	1,271,673
EXOR NV	16,214	1,620,927
Heineken Holding NV	22,626	1,914,526
Heineken NV	52,210	5,302,528
IMCD NV	10,647	1,852,979
ING Groep NV	661,579	9,884,981
JDE Peet's NV	20,587	553,981
Koninklijke Ahold Delhaize NV	176,453	5,070,813
Koninklijke KPN NV	624,242	2,150,076

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Koninklijke Philips NV	150,255	$ 3,499,672
NN Group NV	48,761	1,925,632
OCI NV	16,158	468,356
Randstad NV	18,830	1,179,808
Shell PLC	1,205,517	39,518,623
Universal Music Group NV	147,795	4,213,786
Wolters Kluwer NV	44,760	6,363,461
		164,646,024
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	248,453	1,384,310
Fisher & Paykel Healthcare Corp. Ltd.	101,178	1,511,836
Mercury NZ Ltd.	161,761	675,965
Meridian Energy Ltd.	225,767	791,912
Spark New Zealand Ltd.	365,301	1,198,083
Xero Ltd. (a)	25,103	1,923,590
		7,485,696
NORWAY — 0.6%
Aker BP ASA	54,690	1,591,313
DNB Bank ASA	166,507	3,541,411
Equinor ASA	163,596	5,189,445
Gjensidige Forsikring ASA	31,573	582,918
Kongsberg Gruppen ASA	17,362	795,639
Mowi ASA	81,658	1,463,391
Norsk Hydro ASA	244,766	1,648,532
Orkla ASA	127,517	989,931
Salmar ASA	14,872	833,536
Telenor ASA	121,103	1,390,412
		18,026,528
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	559,621	2,815,834
Galp Energia SGPS SA	77,030	1,135,117
Jeronimo Martins SGPS SA	48,260	1,228,272
		5,179,223
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	684,715	1,572,805
CapitaLand Integrated Commercial Trust REIT	913,989	1,427,350
CapitaLand Investment Ltd.	514,482	1,232,479
City Developments Ltd.	91,600	461,785
DBS Group Holdings Ltd.	330,657	8,374,839
Genting Singapore Ltd.	1,255,700	951,937
Grab Holdings Ltd. Class A (a)	366,700	1,235,779
Jardine Cycle & Carriage Ltd.	22,800	514,387
Keppel Corp. Ltd.	284,500	1,524,839
Mapletree Logistics Trust REIT	683,004	900,938
Mapletree Pan Asia Commercial Trust REIT	465,100	553,565
Oversea-Chinese Banking Corp. Ltd.	615,466	6,065,543
Security Description	Shares	Value
Sea Ltd. ADR (a)	65,100	$ 2,636,550
Seatrium Ltd. (a)	9,634,821	861,882
Sembcorp Industries Ltd.	198,600	799,459
Singapore Airlines Ltd.	281,049	1,397,681
Singapore Exchange Ltd.	167,000	1,244,492
Singapore Technologies Engineering Ltd.	302,100	890,887
Singapore Telecommunications Ltd.	1,574,400	2,948,046
STMicroelectronics NV	124,171	6,206,054
United Overseas Bank Ltd.	229,190	4,943,109
UOL Group Ltd.	106,632	507,656
		47,252,062
SOUTH AFRICA — 0.2%
Anglo American PLC	231,170	5,807,268
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (a) (d)	35,875	991,129
SPAIN — 2.5%
Acciona SA	4,395	647,163
ACS Actividades de Construccion y Servicios SA	36,097	1,601,362
Aena SME SA (d)	14,182	2,570,815
Amadeus IT Group SA	81,827	5,864,517
Banco Bilbao Vizcaya Argentaria SA	1,079,554	9,809,747
Banco Santander SA	2,934,102	12,249,950
CaixaBank SA	787,105	3,239,666
Cellnex Telecom SA (a) (d)	102,025	4,018,951
Corp. ACCIONA Energias Renovables SA	10,385	322,128
EDP Renovaveis SA	53,726	1,099,430
Enagas SA	53,522	902,514
Endesa SA (b)	54,532	1,112,008
Grifols SA (a)	51,836	884,963
Iberdrola SA	1,094,788	14,355,076
Industria de Diseno Textil SA	199,024	8,668,760
Naturgy Energy Group SA	25,173	750,799
Redeia Corp. SA	82,554	1,359,692
Repsol SA	230,441	3,423,787
Telefonica SA	870,269	3,397,385
		76,278,713
SWEDEN — 3.1%
Alfa Laval AB	54,344	2,175,302
Assa Abloy AB Class B	180,956	5,212,573
Atlas Copco AB Class A	489,215	8,424,740
Atlas Copco AB Class B	280,733	4,161,752
Beijer Ref AB (b)	66,109	884,921
Boliden AB	51,466	1,606,102
Epiroc AB Class A	124,832	2,504,605
Epiroc AB Class B	71,132	1,245,076
EQT AB (b)	61,782	1,747,185
Essity AB Class B	116,597	2,892,408
Evolution AB (d)	32,724	3,903,689

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Fastighets AB Balder Class B (a) (b)	128,686	$ 913,253
Getinge AB Class B	45,194	1,005,871
H & M Hennes & Mauritz AB Class B	112,940	1,979,337
Hexagon AB Class B	372,917	4,475,589
Holmen AB Class B	16,166	682,870
Husqvarna AB Class B	69,019	568,295
Industrivarden AB Class A	27,593	900,523
Industrivarden AB Class C (b)	24,011	782,192
Indutrade AB	53,245	1,383,186
Investment AB Latour Class B	23,652	615,599
Investor AB Class B	314,873	7,295,489
L E Lundbergforetagen AB Class B	12,285	668,261
Lifco AB Class B	48,109	1,180,068
Nibe Industrier AB Class B	264,580	1,858,756
Saab AB Class B	15,719	947,709
Sagax AB Class B	40,834	1,123,985
Sandvik AB	192,072	4,156,730
Securitas AB Class B	85,873	839,997
Skandinaviska Enskilda Banken AB Class A	285,370	3,930,338
Skanska AB Class B	68,771	1,244,352
SKF AB Class B	62,384	1,246,089
Svenska Cellulosa AB SCA Class B	105,201	1,577,308
Svenska Handelsbanken AB Class A	258,965	2,812,477
Swedbank AB Class A	150,600	3,038,047
Swedish Orphan Biovitrum AB (a)	32,168	852,251
Tele2 AB Class B	102,295	878,422
Telefonaktiebolaget LM Ericsson Class B	523,662	3,279,301
Telia Co. AB (b)	465,670	1,188,913
Volvo AB Class A	41,104	1,088,999
Volvo AB Class B	274,179	7,119,836
Volvo Car AB Class B (a)	106,078	342,722
		94,735,118
SWITZERLAND — 6.2%
ABB Ltd.	290,069	12,855,194
Adecco Group AG	27,484	1,347,668
Alcon, Inc.	91,168	7,110,162
Avolta AG (a)	19,349	760,488
Bachem Holding AG (b)	5,589	431,634
Baloise Holding AG	9,114	1,427,227
Banque Cantonale Vaudoise	5,007	645,470
Barry Callebaut AG	659	1,111,057
BKW AG	3,766	668,944
Chocoladefabriken Lindt & Spruengli AG (e)	167	2,002,056
Chocoladefabriken Lindt & Spruengli AG (e)	19	2,302,620
Cie Financiere Richemont SA Class A	94,663	13,018,763
Security Description	Shares	Value
Clariant AG	36,220	$ 534,489
DSM-Firmenich AG	33,293	3,383,495
EMS-Chemie Holding AG	1,465	1,185,368
Geberit AG	5,998	3,841,172
Givaudan SA	1,677	6,941,921
Helvetia Holding AG	7,286	1,003,324
Julius Baer Group Ltd.	36,744	2,058,432
Kuehne & Nagel International AG	9,734	3,351,646
Logitech International SA	29,083	2,756,086
Lonza Group AG	13,582	5,707,780
Novartis AG	373,366	37,649,346
Partners Group Holding AG	4,113	5,927,724
Sandoz Group AG (a)	75,453	2,425,899
Schindler Holding AG (e)	7,626	1,905,481
Schindler Holding AG (e)	4,669	1,106,714
SGS SA	28,790	2,481,348
SIG Group AG	53,078	1,220,293
Sika AG	27,561	8,962,687
Sonova Holding AG	9,247	3,014,765
Straumann Holding AG	19,831	3,195,014
Swatch Group AG	9,691	507,204
Swatch Group AG Bearer Shares	4,951	1,344,738
Swiss Life Holding AG	5,312	3,685,865
Swiss Prime Site AG	13,270	1,416,633
Swisscom AG	4,954	2,978,345
Temenos AG	10,705	994,885
UBS Group AG	597,672	18,534,117
VAT Group AG (d)	5,043	2,525,544
Zurich Insurance Group AG	26,552	13,868,305
		188,189,903
UNITED KINGDOM — 10.7%
3i Group PLC	176,230	5,438,969
abrdn PLC	364,238	829,526
Admiral Group PLC	50,731	1,735,793
Ashtead Group PLC	79,513	5,536,455
Associated British Foods PLC	60,943	1,838,925
AstraZeneca PLC	282,328	38,150,633
Auto Trader Group PLC (d)	181,317	1,667,465
Aviva PLC	487,167	2,699,662
BAE Systems PLC	555,844	7,868,889
Barclays PLC	2,825,521	5,539,114
Barratt Developments PLC	165,748	1,188,748
Berkeley Group Holdings PLC	19,641	1,173,797
BP PLC	3,101,302	18,429,420
British American Tobacco PLC	384,901	11,263,368
BT Group PLC (b)	1,133,037	1,785,272
Bunzl PLC	64,006	2,602,875
Burberry Group PLC	72,606	1,310,623
Centrica PLC	985,151	1,766,381
CK Hutchison Holdings Ltd.	513,500	2,752,108
Coca-Cola Europacific Partners PLC	38,200	2,549,468
Compass Group PLC	316,468	8,657,678

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

Security Description	Shares	Value
Croda International PLC	24,415	$ 1,571,774
DCC PLC	19,766	1,455,923
Diageo PLC	408,013	14,855,051
Entain PLC	111,995	1,419,431
Halma PLC	66,910	1,948,180
Hargreaves Lansdown PLC	60,927	570,096
HSBC Holdings PLC	3,546,782	28,733,728
Imperial Brands PLC	155,432	3,579,483
Informa PLC	243,727	2,427,213
InterContinental Hotels Group PLC	29,956	2,707,522
Intertek Group PLC	29,942	1,620,700
J Sainsbury PLC	297,317	1,146,913
JD Sports Fashion PLC	501,204	1,060,312
Kingfisher PLC	317,491	984,726
Land Securities Group PLC REIT	118,233	1,062,298
Legal & General Group PLC	1,072,068	3,431,713
Lloyds Banking Group PLC	11,720,854	7,128,704
London Stock Exchange Group PLC	75,298	8,902,100
M&G PLC	378,720	1,073,730
Melrose Industries PLC	235,209	1,701,317
National Grid PLC	666,893	8,994,639
NatWest Group PLC	1,072,242	2,998,965
Next PLC	23,179	2,398,754
Ocado Group PLC (a)	98,394	951,281
Pearson PLC	118,312	1,454,246
Persimmon PLC	53,351	944,684
Phoenix Group Holdings PLC	145,994	996,077
Reckitt Benckiser Group PLC	131,186	9,064,184
RELX PLC	346,834	13,750,674
Rentokil Initial PLC	453,330	2,547,405
Rolls-Royce Holdings PLC (a)	1,522,490	5,816,787
Sage Group PLC	182,516	2,728,071
Schroders PLC	159,095	871,898
Segro PLC REIT	205,293	2,319,775
Severn Trent PLC	46,869	1,540,916
Smith & Nephew PLC	154,764	2,127,806
Smiths Group PLC	69,123	1,553,961
Spirax-Sarco Engineering PLC	13,830	1,852,082
SSE PLC	196,963	4,660,200
St. James's Place PLC	111,737	973,735
Standard Chartered PLC	428,224	3,638,968
Taylor Wimpey PLC	592,911	1,111,467
Tesco PLC	1,296,601	4,801,693
Unilever PLC	454,716	22,027,528
United Utilities Group PLC	127,120	1,716,947
Vodafone Group PLC	4,154,501	3,631,045
Whitbread PLC	37,255	1,736,332
Wise PLC Class A (a)	120,682	1,344,609
WPP PLC	202,958	1,948,243
		322,669,055
UNITED STATES — 7.4%
CRH PLC	127,886	8,819,870
Security Description	Shares	Value
CSL Ltd.	87,744	$ 17,162,338
CyberArk Software Ltd. (a)	7,200	1,577,160
Experian PLC	167,264	6,827,563
Ferrovial SE	97,502	3,556,439
GSK PLC	742,930	13,734,654
Haleon PLC	1,001,226	4,105,420
Holcim AG	94,831	7,438,653
James Hardie Industries PLC CDI (a)	83,188	3,206,560
Monday.com Ltd. (a)	5,400	1,014,174
Nestle SA	486,731	56,390,590
Qiagen NV (a)	42,852	1,865,057
Roche Holding AG	127,971	37,175,678
Roche Holding AG Bearer Shares (b)	6,283	1,951,377
Sanofi SA	206,944	20,519,201
Schneider Electric SE	98,922	19,863,864
Stellantis NV	400,206	9,350,153
Swiss Re AG	54,813	6,158,281
Tenaris SA	81,925	1,424,898
		222,141,930
TOTAL COMMON STOCKS (Cost $2,051,857,851)		2,952,016,033

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr Ing hc F Porsche AG 1.26% (d) (Cost $1,819,541)	21,677	1,913,246
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	49,876,087	49,896,038
State Street Navigator Securities Lending Portfolio II (h) (i)	38,341,876	38,341,876
TOTAL SHORT-TERM INVESTMENTS (Cost $88,239,215)		88,237,914
TOTAL INVESTMENTS — 100.6% (Cost $2,141,916,607)		3,042,167,193
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(17,640,832)
NET ASSETS — 100.0%		$ 3,024,526,361
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the year ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	630	03/15/2024	$70,389,718	$70,950,600	$560,882

During the year ended December 31, 2023, the average notional value related to futures contracts was $90,187,040.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,952,016,033	$—	$—	$2,952,016,033
Preferred Stocks	1,913,246	—	—	1,913,246
Short-Term Investments	88,237,914	—	—	88,237,914
TOTAL INVESTMENTS	$3,042,167,193	$—	$—	$3,042,167,193
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$ 560,882	$—	$—	$ 560,882
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 560,882	$—	$—	$ 560,882
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	18.5%
Industrials	16.1
Health Care	12.5
Consumer Discretionary	11.5
Consumer Staples	9.1
Information Technology	8.3
Materials	7.7
Energy	4.2
Communication Services	4.0
Utilities	3.4
Real Estate	2.4
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	150,126,647	$150,156,673	$ 986,225,292	$1,086,489,768	$1,311	$2,530	49,876,087	$49,896,038	$3,512,130
State Street Navigator Securities Lending Portfolio II	36,982,799	36,982,799	298,020,682	296,661,605	—	—	38,341,876	38,341,876	436,708
Total		$187,139,472	$1,284,245,974	$1,383,151,373	$1,311	$2,530		$88,237,914	$3,948,838
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023

ASSETS
Investments in unaffiliated issuers, at value*	$2,953,929,279
Investments in affiliated issuers, at value	88,237,914
Total Investments	3,042,167,193
Foreign currency, at value	2,329,805
Net cash at broker	1,694,617
Receivable from broker — accumulated variation margin on futures contracts	562,315
Receivable for investments sold	524,331
Dividends receivable — unaffiliated issuers	2,468,601
Dividends receivable — affiliated issuers	181,558
Securities lending income receivable — unaffiliated issuers	2,111
Securities lending income receivable — affiliated issuers	13,679
Receivable for foreign taxes recoverable	13,415,954
Prepaid expenses and other assets	691
TOTAL ASSETS	3,063,360,855
LIABILITIES
Payable upon return of securities loaned	38,341,876
Payable for investments purchased	1,908
Advisory fee payable	349,418
Custodian fees payable	61,121
Trustees’ fees and expenses payable	412
Professional fees payable	49,390
Printing and postage fees payable	17,080
Accrued expenses and other liabilities	13,289
TOTAL LIABILITIES	38,834,494
NET ASSETS	$3,024,526,361
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,053,677,392
Investments in affiliated issuers	88,239,215
Total cost of investments	$2,141,916,607
Foreign currency, at cost	$ 2,334,866
* Includes investments in securities on loan, at value	$ 45,518,892
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 222,483
Dividend income — unaffiliated issuers	101,625,459
Dividend income — affiliated issuers	3,512,130
Unaffiliated securities lending income	303,382
Affiliated securities lending income	436,708
Foreign taxes withheld	(9,472,193)
TOTAL INVESTMENT INCOME (LOSS)	96,627,969
EXPENSES
Advisory fee	3,862,334
Custodian fees	461,289
Trustees’ fees and expenses	54,474
Professional fees and expenses	105,164
Insurance expense	1,469
Miscellaneous expenses	12,200
TOTAL EXPENSES	4,496,930
NET INVESTMENT INCOME (LOSS)	$ 92,131,039
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,321,617)
Investments — affiliated issuers	1,311
Foreign currency transactions	(189,171)
Futures contracts	13,930,016
Net realized gain (loss)	8,420,539
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	433,985,076
Investments — affiliated issuers	2,530
Foreign currency translations	362,569
Futures contracts	2,146,430
Net change in unrealized appreciation/depreciation	436,496,605
NET REALIZED AND UNREALIZED GAIN (LOSS)	444,917,144
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$537,048,183
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/23	Year Ended 12/31/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 92,131,039	$ 117,635,414
Net realized gain (loss)	8,420,539	(173,956,399)
Net change in unrealized appreciation/depreciation	436,496,605	(597,791,293)
Net increase (decrease) in net assets resulting from operations	537,048,183	(654,112,278)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	301,726,937	821,579,217
Withdrawals	(1,277,675,618)	(1,050,600,083)
Net increase (decrease) in net assets from capital transactions	(975,948,681)	(229,020,866)
Net increase (decrease) in net assets during the period	(438,900,498)	(883,133,144)
Net assets at beginning of period	3,463,426,859	4,346,560,003
NET ASSETS AT END OF PERIOD	$ 3,024,526,361	$ 3,463,426,859
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19
Total return (a)	18.28%	(14.64)%	11.25%	7.96%	22.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,024,526	$3,463,427	$4,346,560	$3,655,822	$3,726,406
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.15%
Net investment income (loss)	2.92%	2.98%	2.67%	2.35%	3.17%
Portfolio turnover rate	8%	18%	7%	8%	3%
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
See accompanying notes to financial statements.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2023

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2023, the Trust consists of five (5) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•   Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2023, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of December 31, 2023, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$562,315	$—	$562,315
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$13,930,016	$—	$13,930,016

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$2,146,430	$—	$2,146,430
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023, are disclosed in the Schedule of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2023, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$252,498,106	$1,015,214,971
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,291,903,990	$996,874,862	$246,050,777	$750,824,085
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2023, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2023:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 45,518,892	$ 38,341,876	$ 9,640,629	$ 47,982,505
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2023:
		Remaining Contractual Maturity of the Agreements as of December 31, 2023
Portfolio	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$38,341,876	$—	$—	$—	$38,341,876	$38,341,876
9.    Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of December 31, 2023.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2023

markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest of State Street International Developed Equity Index Portfolio and Board of Trustees of State Street Master Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street International Developed Equity Index Portfolio (the “Portfolio”) (one of the series constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio (one of the series constituting State Street Master Funds) at December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
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OTHER INFORMATION
December 31, 2023 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2023 to December 31, 2023.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.14%	$1,056.20	$0.73	$1,024.50	$0.71
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the Portfolio's proxy voting policies and procedures that are used by the Portfolio's Adviser to vote proxies relating to Portfolio's portfolio of securities are available (i) without charge, upon request, by calling 1-800-997-7327  (toll free) and (ii) on the SEC's website at www.sec.gov. Information regarding how the Portfolio voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Portfolio's website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Portfolio's first and third fiscal quarter-ends, a complete Schedule of Investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov and on the Funds' website at www.ssga.com. The Portfolio's Schedule of Investments is available upon request, without charge, by calling 1-800-997-7327 (toll free).
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Elected: 1/14	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 - May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 - 2002); Independent Director, State Street Global Advisors Europe Limited (investment company) (1998 - 2023); Independent Director, SSGA Liquidity PLC (formerly, SSGA Cash Management Fund PLC) (1998 - 2023); Independent Director, SSGA Fixed Income PLC (January 2009 - 2023); and Independent Director, SSGA Qualified Funds PLC (January 2009 - 2019).	54	Board Director and Chairman, SSGA SPDR ETFs Europe I PLC Board (2011 - March 2023); Board Director and Chairman, SSGA SPDR ETFs Europe I, PLC (2013 - March 2023); Board Director, State Street Liquidity PLC (1998 - March 2023).
John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 - present); Senior Advisor to NGN Capital LLC (January 2020 - present); Managing General Partner, NGN Capital LLC (2006 - December 2019).	54	Director of Kleinfeld Bridal Corp. (January 2016 - present); Trustee of Neuroscience Research Institute (1986 - 2017); Trustee of Fordham University (1989 - 1995 and 2001 - 2007) and Trustee Emeritus (2007 - present); Trustee and Independent Chairperson of GE Funds (1993 - February 2011); Director, Muscular Dystrophy Association (2019 - present); Trustee of Gregorian University Foundation (1992 - 2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 - present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 - present); Trustee, Gallim Dance (December 2021 - present).
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 - 2009); Trustee, Randolph-Macon College (2004 - 2016).	54	None.
Margaret K. McLaughlin c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Trustee, Vice- Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant, Bates Group (consultants) (September 2020 - January 2023); Consultant, Madison Dearborn Partners (private equity) (2019 - 2020); General Counsel/CCO, Kramer Van Kirk Credit Strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology) (2011 - 2019).	54	Director, Manning & Napier Fund Inc. (2021 - 2022).
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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 - September 2020) and Chief Financial Officer (November 2004 - September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 - present); Director, Pacific Premier Bancorp, Pacific Premier Bank (2021 - present); Director, Charles Schwab Asset Management (Ireland) Ltd., & Charles Schwab Worldwide Funds PLC (2005 - 2020); Director, Rotaplast International, Inc. (non-profit providing free medical services to children worldwide) (2012 - 2018).
Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice- Chairperson of the Nominating Committee and Vice- Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 - June 2022) and Accounting Professor (1987 - present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 - present); Trustee of Emmanuel College (2010 - 2019).
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice- Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 - 2022); Global Head of Fund Services, Russell Investments (2013 - 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 - 2022); President and Chief Executive Officer, RIF (2016 - 2017 and 2020 - 2022); President and Chief Executive Officer, RIC (2016 - 2017 and 2020 - 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 - 2023) Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 - 2023).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

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OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Elected: 4/19 Term: Indefinite Elected: 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer and Principal Financial Officer	Term: Indefinite Served: Since 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Served: Since 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Served: Since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Served: Since 9/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Fund Controller, GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Served: Since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street, Boston, MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite Served: Since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
VEDRAN VUKOVIC SSGA Funds Management, Inc One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: Since 2/24	Vice President, State Street Global Advisors (2023 - present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 - 2023).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indifinite Served: Since 11/13 Term: Indefinite Served: Since 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
ANDREW J. DELORME SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: Since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 - present); Counsel, K&L Gates (February 2021 - March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 - February 2021).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB:1974	Secretary	Term: Indefinite Served: Since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp. (October 2010 - October 2019).
31

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
December 31, 2023 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston,MA 02210 YOB:1985	Assistant Secretary	Term: Indefinite Served: Since 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
E. GERARD MAIORANA, JR. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: Since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 - present).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Trust's trustees and officers and is available, without charge, upon request and by calling 1-877-521-4083.

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Trustees
John R. Costantino
Michael A. Jessee
Margaret K. McLaughlin
George Pereira
Donna M. Rapaccioli
Patrick J. Riley
Mark E. Swanson
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Boston, MA 02114
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDEAR

(b)	Not Applicable to the Registrant.

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. John R. Costantino, Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $169,819 and $169,819, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ending December 31, 2023 and December 31, 2022 the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements were $9,487 and $9,487, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,540,002 and $9,327,125, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Trust’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the engagement relates directly to the operations and financial reporting of the Trust;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentage of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable to the Registrant.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $39,000,000 and $38,000,000, respectively.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable to the Registrant.

(j)	Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 11. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET MASTER FUNDS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 7, 2024
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

Date:	March 7, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 7, 2024